Principal Variable Annuity
(Flexible Variable Annuity)

Issued by Principal Life Insurance Company (the “Company”)

This prospectus is dated May 1, 2010.

The Company no longer offers this Contract. This Prospectus is only for the use of the current Contract owners.

The individual deferred annuity contract (“Contract”) described in this prospectus is funded with the Principal Life
Insurance Company Separate Account B (“Separate Account”), dollar cost averaging fixed accounts (“DCA Plus
Accounts”) and a Fixed Account. The DCA Plus Accounts and the Fixed Account are a part of the General Account of the Company. The assets of the Separate Account Divisions (“divisions”) are invested in the following underlying mutual funds:

		Principal Variable Contracts Funds, Inc. —		Principal Variable Contracts Funds, Inc. —
American Century Variable Portfolios, Inc.		Class 1		Class 1
•	Income & Growth Fund — Class I	•	Asset Allocation Account	•	Principal LifeTime 2010 Account
•	Ultra Fund — Class I	•	Balanced Account	•	Principal LifeTime 2020 Account
•	Value Fund — Class II	•	Bond & Mortgage Securities Account	•	Principal LifeTime 2030 Account
Fidelity Variable Insurance Products		•	Diversified International Account	•	Principal LifeTime 2040 Account
•	Contrafund® Portfolio — Service Class	•	Equity Income Account	•	Principal LifeTime 2050 Account
•	Equity-Income Portfolio — Service Class 2	•	Government & High Quality Bond Account(2)	•	Principal LifeTime Strategic Income Account
•	Growth Portfolio — Service Class	•	International Emerging Markets Account	•	Real Estate Securities Account
Invesco Variable Insurance Funds — Series I (1)		•	International SmallCap Account(3)	•	Short-Term Bond Account(7)
•	Capital Appreciation Fund
•	Core Equity Fund	•	LargeCap Blend Account II	•	Short-Term Income Account
•	Dynamics Fund	•	LargeCap Growth Account	•	SmallCap Blend Account
•	Global Health Care Fund	•	LargeCap Growth Account I	•	SmallCap Growth Account II
•	Small Cap Equity Fund	•	LargeCap S&P 500 Index Account	•	SmallCap Value Account I
•	Technology Fund	•	LargeCap Value Account	•	Strategic Asset Management
Janus Aspen Series		•	LargeCap Value Account III		• Balanced Portfolio
•	Enterprise Portfolio — Service Shares	•	MidCap Blend Account		• Conservative Balanced Portfolio
		•	MidCap Growth Account I(4)		• Conservative Growth Portfolio
		•	MidCap Value Account II(5)		• Flexible Income Portfolio
		•	Money Market Account		• Strategic Growth Portfolio
		•	Mortgage Securities Account(6)	Van Eck VIP Global Insurance Trust
				•	Global Hard Assets Fund - S Class(8)

(1) Effective May 22, 2010, the AIM Variable Insurance Funds will be known as Invesco Variable Insurance Funds.
(2) Effective July 16, 2010, the Government & High Quality Bond Account will merge into Mortgage Securities Account, and the Mortgage Securities
Account will change its name to be known as Government & High Quality Bond Account.
(3) Effective July 16, 2010, the International SmallCap Account will merge into the Diversified International Account.
(4) Effective July 16, 2010, the MidCap Growth Account I will merge into MidCap Blend Account.
(5) Effective July 16, 2010, the MidCap Value Account II will merge into MidCap Blend Account.
(6) Effective July 16, 2010, the Mortgage Securities Account will be known as Government & High Quality Bond Account.
(7) Effective July 16, 2010, the Short-Term Bond Account will merge into Short-Term Income Account.
(8) Effective May 24, 2010, the Van Eck VIP Global Hard Assets Fund will be a new underlying investment for this Contract.

This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. It should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information (“SAI”), dated May 1, 2010, which has been filed with the
Securities and Exchange Commission (the “SEC”). The SAI is a part of this prospectus. The table of contents of the
SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or calling:

Principal Flexible Variable Annuity
Principal Financial Group
P. O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

The Contract is available with or without the Purchase Payment Credit Rider. This rider applies credits to the accumulated value for purchase payments made in contract year one. The amount of the credit may be more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract without this rider will cost less. You should review your own circumstances to determine whether this rider is suitable for you. To assist you in making that determination, we have highlighted in grey boxes those portions of this prospectus pertaining to the rider.

NOTE: We recapture the purchase payment credit if you return the Contract during the examination offer period.
You take the risk that the recaptured amount may exceed the then current value of the credit(s). This risk occurs when your investment options have experienced negative investment performance (i.e., have lost value) since the credit was applied. In that situation, you would be worse off than if you had not purchased the credit option.

These securities have not been approved or disapproved by the SEC or any state securities commission nor has the
SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference.

TABLE OF CONTENTS
GLOSSARY	5
SUMMARY OF EXPENSE INFORMATION	7
SUMMARY	10
Investment Limitations	10
Transfers	11
Surrenders	11
Charges and Deductions	11
Annuity Benefits Payments	12
Death Benefit	12
Examination Period (free look)	12
FLEXIBLE VARIABLE ANNUITY	12
THE COMPANY	12
THE SEPARATE ACCOUNT	13
THE UNDERLYING MUTUAL FUNDS	13
THE CONTRACT	14
To Buy a Contract	14
Purchase Payments	15
Right to Examine the Contract (free look)	15
Purchase Payment Credit Rider	16
The Accumulation Period	18
Automatic Portfolio Rebalancing (APR)	21
Telephone and Internet Services	21
Surrenders	22
Death Benefit	24
The Annuity Benefit Payment Period	27
CHARGES AND DEDUCTIONS	30
Annual Fee	30
Mortality and Expense Risks Charge	30
Charges for Optional Riders	30
Purchase Payment Credit Rider	31
Annual Enhanced Death Benefit Rider	31
Transaction Fee	31
Premium Taxes	31
Surrender Charge	31
Free Surrender Privilege	33
Special Provisions for Group or Sponsored Arrangements	34
FIXED ACCOUNT AND DCA PLUS ACCOUNTS	34
Fixed Account	34
Fixed Account Accumulated Value	35
Fixed Account Transfers, Total and Partial Surrenders	35
Dollar Cost Averaging Plus Program (DCA Plus Program)	35

GENERAL PROVISIONS	36
The Contract	36
Delay of Payments	36
Misstatement of Age or Gender	37
Assignment	37
Change of Owner or Annuitant	37
Beneficiary	37
Contract Termination	38
Reinstatement	38
Reports	38
RIGHTS RESERVED BY THE COMPANY	38
Frequent Trading and Market-Timing (Abusive Trading Practices)	39
DISTRIBUTION OF THE CONTRACT	39
PERFORMANCE CALCULATION	40
FEDERAL TAX MATTERS	40
Non-Qualified Contracts	40
Required Distributions for Non-Qualified Contracts	41
IRA, SEP and SIMPLE-IRA	41
Rollover IRAs	42
Withholding	43
MUTUAL FUND DIVERSIFICATION	43
STATE REGULATION	43
GENERAL INFORMATION	44
FINANCIAL STATEMENTS	45
TABLE OF SEPARATE ACCOUNT DIVISIONS	46
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	56
APPENDIX A - PRINCIPAL VARIABLE ANNUTIY EXCHANGE OFFER	57
CONDENSED FINANCIAL INFORMATION	62

GLOSSARY

accumulated value – an amount equal to the DCA Plus Account(s) accumulated value plus the Fixed Account accumulated value plus the Separate Account accumulated value.

anniversary – the same date and month of each year following the contract date.

annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.

annuitization date – the date the owner’s accumulated value is applied, under an annuity benefit payment option, to make income payments. (Referred to in the Contract as “Retirement Date.”)

contract date – the date that the Contract is issued and which is used to determine contract years.

contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2004, the first contract year ends on June 4, 2005, and the first contract anniversary falls on June 5,
2005).

data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract issue date; maximum annuitization date; contract charges and limits; benefits; and a summary of any optional benefits chosen by the contract owner.

Dollar Cost Averaging Plus (DCA Plus) Account – an account which earns guaranteed interest for a specific amount of time. (Referred to in the Contract as “Fixed DCA Account.”)

Dollar Cost Averaging Plus (DCA Plus) Accumulated value – the amount of your accumulated value which is in the
DCA Plus Account(s).

Dollar Cost Averaging Plus (DCA Plus) Program – a program through which purchase payments are transferred from a DCA Plus Account to the divisions and/or the Fixed Account over a specified period of time. (Referred to in the
Contract as “Fixed DCA Account.”)

Fixed Account – an account which earns guaranteed interest.

Fixed Account accumulated value – the amount of your accumulated value which is in the Fixed Account.

Investment Options – the DCA Plus Accounts, Fixed Account and Separate Account divisions.

joint annuitant – one of the annuitants on whose life the annuity benefit payment is based. Any reference to the death of the annuitant means the death of the first annuitant to die.

joint owner – an owner who has an undivided interest with right of survivorship in this Contract with another owner.
Any reference to the death of the owner means the death of the first owner to die.

non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual
Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

notice – any form of communication received by us, at the home office, either in writing or another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P.O. Box 9382
Des Moines, Iowa 50306-9382

owner – the person, including joint owner, who owns all the rights and privileges of this Contract.

purchase payments – the gross amount you contributed to the Contract.

qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal
Revenue Code.

Separate Account division (division(s)) – a part of the Separate Account which invests in shares of a mutual fund.
(Referred to in the marketing materials as “sub-accounts.”)

Separate Account division accumulated value – the amount of your accumulated value in all divisions.

surrender charge – the charge deducted upon certain partial surrenders or a total surrender(s) of the Contract before the annuitization date.

surrender value – accumulated value less any applicable surrender charge, annual fee, transaction fee and any premium or other taxes.

transfer – moving all or a portion of your accumulated value to or among one investment option or another.
Simultaneous transfers are considered to be one transfer for purposes of calculating the transfer fee, if any.

underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.

unit – the accounting measure used to calculate the value of a division prior to the annuitization date.

unit value – a measure used to determine the value of an investment in a division.

valuation date – each day the New York Stock Exchange (“NYSE”) is open.

valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. (3:00 p.m. C.T.) on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

we, our, us - Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.

you, your – the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION

The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the
Contract. The expenses for a Contract with the Premium Payment Credit Rider are higher than the expenses for the
Contract without the Premium Payment Credit Rider.

The following table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses

Sales charge imposed on purchase payments (as a percentage of
purchase payments)	• none

Maximum surrender charge (as a percentage of amount
surrendered)(1)	•6%

Maximum surrender charge for Contracts with the Purchase Payment
Credit Rider (as a percentage of amount surrendered)(2)	•8%

Transaction Fee for each unscheduled partial surrender
• guaranteed maximum	• The lesser of $25 or 2% of each
unscheduled partial surrender after
the 12th in a contract year
• current	•zero

Transaction Fee(3) for each unscheduled transfer
• guaranteed maximum	• The lesser of $30 or 2% of each
unscheduled transfer after the first in a
contract year
• current	•zero

State Premium Taxes (vary by state)
• guaranteed maximum	• 3.5% of premiums paid
• current	•zero

(1) Surrender charge without the Purchase Payment Credit Rider (as a percentage of amounts surrendered):
Table of surrender charges without the Purchase Payment Credit Rider

Number of completed contract years	Surrender charge applied to all
since each purchase payment	purchase payments received in
was made	that contract year
0 (year of purchase payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

(2) Surrender charge with the Purchase Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges with the Purchase Payment Credit Rider
Number of completed contract years	Surrender charge applied to all
since each purchase payment	purchase payments received in
was made	that contract year
0 (year of purchase payment)	8%
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9 and later	0%

(3) Please note that in addition to the fees shown, the Separate Account and or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and or regulations adopted by federal and or state regulators which require us to collect additional transfer fees and or impose restrictions on transfers.

The following table describes the fees and expenses that you will pay periodically during the time that you own the
Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses

Annual Fee (waived for Contracts with accumulated value of $30,000 or
more)	the lesser of $30 or 2% of the accumulated value

Separate Account Annual Expenses (as a percentage of average separate account accumulated value)
• guaranteed maximum
Mortality and Expense Risks Charge	1.25%
Administration Charge	0.15%
Total Separate Account Annual Expense	1.40%

• current
Mortality and Expense Risks Charge	1.25%
Administration Charge	0.00%
Total Separate Account Annual Expense	1.25%

Optional Riders

Annual Enhanced Death Benefit rider
• guaranteed maximum	• 0.05% of average quarterly accumulated value
• current	• 0.05% of average quarterly accumulated value

Purchase Payment Credit rider
• guaranteed maximum	• an annual charge of 0.60% of accumulated value in the
divisions deducted daily
• current	• an annual charge of 0.60% of accumulated value in the
divisions deducted daily

This table shows the minimum and maximum total operating expenses, charged by the underlying mutual funds, that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Prior to the new fund additions in July 2010:

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses
as of December 31, 2009

	Minimum	Maximum

Total annual underlying mutual fund operating
expenses (expenses that are deducted from
underlying mutual fund assets, including
management fees, distribution and or service	0.27%	1.35%
(12b-1) fees and other expenses)

After the new fund additions in July 2010:

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses
as of December 31, 2009

	Minimum	Maximum

Total annual underlying mutual fund operating
expenses (expenses that are deducted from
underlying mutual fund assets, including
management fees, distribution and or service	0.27%	2.25%
(12b-1) fees and other expenses)

The annual fees and expenses charged by each underlying mutual fund are shown in each fund’s current prospectus.

Example
The example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below.

Contract with Purchase Payment Credit Rider. This example reflects the maximum charges imposed if you were to purchase the Contract with the Purchase Payment Credit Rider.This example reflects the maximum and minimum annual underlying mutual fund operating expenses as of December 31, 2009 (without voluntary waiver of fees by the underlying funds, if any). This example assumes:

• a $10,000 investment in the Contract for the time periods indicated;
• a 5% return each year;
• an annual contract fee of $30 (expressed as a percentage of the average accumulated value); and
• the Purchase Payment Credit Rider was added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. Because the purchase payment credit can not be added to the accumulated value in these examples, the Purchase Payment Credit Rider charges included below are not representative of the actual costs.

Prior to the new fund additions in July 2010:
	If you surrender your contract				If you do not				If you annuitize your contract
	at the end of the applicable				surrender				at the end of the applicable
		time period			your contract				time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual
Fund Operating Expenses (1.35%)	1,065	1,772	2,404	3,440	332	1,013	1,715	3,440	332	1,013	1,715	3,440
Minimum total Underlying Mutual
Fund Operating Expenses (0.27%)	968	1,483	1,893	2,409	226	697	1,193	2,409	226	697	1,193	2,409

After the new fund additions in July 2010:

	If you surrender your contract				If you do not				If you annuitize your contract
	at the end of the applicable				surrender				at the end of the applicable
	time period				your contract				time period

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.

Maximum Total Underlying Mutual
Fund Operating Expenses (2.25%)	1,146	2,007	2,787	4,219	420	1,270	2,132	4,219	420	1,270	2,132	4,219

Minimum total Underlying Mutual
Fund Operating Expenses (0.27%)	968	1,483	1,893	2,408	226	696	1,193	2,408	226	696	1,193	2,408

SUMMARY

This prospectus describes an individual flexible premium variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:
• Individual Retirement Annuities (“IRAs”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive
Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code
(see FEDERAL TAX MATTERS — IRA, SEP and SIMPLE — IRA and Rollover IRAs); and
• non-qualified retirement programs.

The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

This is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.

Investment Limitations

• The initial purchase payment must be $2,500 or more for non-qualified retirement programs.
• The initial purchase payment must be $1,000 for all other contracts.
• Each subsequent purchase payment must be at least $100.
• If you are a member of a retirement plan covering three or more persons and purchase payments are made through an automatic investment program, then the initial and subsequent purchase payments for the Contract must average at least $100 and not be less than $50.

You may allocate your net purchase payments to the investment options.
• A complete list of the divisions may be found in the TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.
• The investment options also include the Fixed Account and the DCA Plus Accounts.

Transfers (See Division Transfers and Fixed Account Transfers, Total and Partial Surrenders for additional restrictions.)

This section does not apply to transfers under the DCA Plus Program (see Scheduled DCA Plus Transfers and
Unscheduled DCA Plus Transfers).
During the accumulation period:
• a dollar amount or percentage of transfer must be specified;
• a transfer may occur on a scheduled or unscheduled basis;
• transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six months; and
• transfers into DCA Plus Accounts are not permitted.
During the annuity benefit payment period, transfers are not permitted (no transfers once annuity payments have begun).
Surrenders (See Surrenders and Fixed Account Transfers, Total and Partial Surrenders and DCA Plus Surrenders)
During the accumulation period:
• a dollar amount must be specified;
• surrendered amounts may be subject to a surrender charge:
• for Contracts without the Purchase Payment Credit Rider, the maximum surrender charge is 6% of the amount surrendered.
• for Contracts with the Purchase Payment Credit Rider, the maximum surrender charge is 8% of the amount surrendered.
• total surrenders may be subject to an annual Contract fee;
• during a contract year, partial surrenders less than the Contract’s earnings or 10% of purchase payments are not subject to a surrender charge; and
• withdrawals before age 59 ½ may involve an income tax penalty (see FEDERAL TAX MATTERS).

Principal Variable Annuity Exchange Offer (“exchange offer”)
This exchange offer is available on and after January 4, 2010. Owners of an eligible Principal Variable Annuity contract may elect to exchange their Principal Variable Annuity contract (“old contract”) for a new Principal Investment
Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

• your old contract is not subject to any surrender charges;
• the exchange offer is available in your state; and
• your old contract has reached the contract anniversary following the date the exchange offer is made available.

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.
See Appendix A for further details about the exchange offer.

Charges and Deductions

• There is no sales charge imposed on purchase payments.
• A contingent deferred surrender charge is imposed on certain total or partial surrenders.
• An annual mortality and expense risks charge equal to 1.25% of amounts in the Separate Account divisions is imposed daily.
• Optional riders are available at an additional charge (see CHARGES AND DEDUCTIONS).
• The Daily Separate Account administration charge is currently zero but we reserve the right to assess a charge not to exceed 0.15% of Separate Account division value(s) annually.
• Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Variable Annuity Contract with us, then all the Contracts you own or jointly own may be aggregated on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that contract will be charged.
• Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from purchase payments or accumulated value.

Annuity Benefit Payments

• You may choose from several fixed annuity benefit payment options which start on your selected annuitization date.
• Annuity benefit payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option (see Annuity
Benefit Payment Options and FEDERAL TAX MATTERS).
• Your Contract refers to annuity benefit payments as “retirement benefit” payments.

Death Benefit

• If the annuitant or owner dies before the annuitization date, then a death benefit is payable to the beneficiary of the
Contract.
• The death benefit may be paid as either a single payment or under an annuity benefit payment option (see Death
Benefit).
• If the annuitant dies on or after the annuitization date, then the beneficiary will receive only any continuing annuity benefit payments which may be provided by the annuity benefit payment option in effect.

Examination Period (free look)

• You may return the Contract during the examination period which is generally 10 days from the date you receive the Contract. The examination period may be longer in certain states.
• We return all purchase payments if required by state law. Otherwise, we return accumulated value.
• We retain the full amount of any purchase payment credit.

THE FLEXIBLE VARIABLE ANNUITY

The Flexible Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the divisions) rather than the insurance company. The
Separate Account accumulated value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.

Based on your investment objectives, you direct the allocation of purchase payments and accumulated values. There can be no assurance that your investment objectives will be achieved.

THE COMPANY

The Company is a stock life insurance company with authority to transact life and annuity business in all states of the
United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa
50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24,1879, we were incorporated under Iowa law as a mutual assessment life insurance company named
Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life
Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became
Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding
Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.

THE SEPARATE ACCOUNT

Principal Life Insurance Company Separate Account B was established under Iowa law on January 12, 1970, and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the
Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.
Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the
Contract may not be charged with liabilities arising from any of our other businesses.
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate
Account following SEC approval.

THE UNDERLYING MUTUAL FUNDS

The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. Full descriptions of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.

We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund.
Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.
Deletion or Substitution of Divisions

We reserve the right to make certain changes if, in our judgement, the changes best serve your interests or are appropriate in carrying out the purpose of the Contract. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:
• transfer assets from one division to another division;
• add, combine or eliminate divisions; or
• substitute the shares of a division for shares in another division:
• if shares of a division are no longer available for investment; or
• if in our judgement, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).

Voting Rights

We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated contract value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE: Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.

THE CONTRACT

The following descriptions are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.

To Buy a Contract

If you want to buy a Contract, you must submit an application and make an initial purchase payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial purchase payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in proper order, the initial purchase payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at our home office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.

Purchase Payments

• The initial purchase payment must be at least $2,500 for non-qualified retirement programs.
• All other initial purchase payments must be at least $1,000.
• If you are making purchase payments through a payroll deduction plan or through a bank account (or similar financial institution) under an automated investment program, then your initial and subsequent purchase payments must be at least $100.
• All purchase payments are subject to a surrender charge period that begins in the contract year each purchase payment is received.
• Payments may be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.
• Subsequent purchase payments must be at least $100 and can be made until the annuitization date.
• If you are a member of a retirement plan covering three or more persons, then the initial and subsequent purchase payments for the Contract must average at least $100 and cannot be less than $50.
• The total of all purchase payments may not be greater than $2,000,000 without our prior approval.
• In New Jersey after the first contract year, purchase payments cannot exceed $100,000 per contract year.

Right to Examine the Contract (free look)

It is important to us that you are satisfied with the purchase of your Contract. Under state law, you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.

Although we currently allocate your initial purchase payments to the investment options you have selected, we reserve the right to allocate initial purchase payments to the Money Market Division during the examination offer period. In addition, we are required to allocate initial purchase payments to the Money Market Division if the contract is issued in
California and the owner is age 60 or older. After the examination offer period expires, your accumulated value will be converted into units of the divisions according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.

If you properly exercise your free look, we will rescind the Contract and we will pay you a refund of your current accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending on the state in which the Contract was issued, any applicable fees and charges. The amount returned to you may be higher or lower than the purchase payment(s) applied during the examination offer period. Some states require us to return to you the amount of your purchase payment(s); if so, we will return the greater of your purchase payments or your current accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

NOTE: Please note that we recapture the purchase payment credit if you decide to return the Contract during the examination offer period. We recover the full amount of the purchase payment credit and you could receive less than your initial purchase payment.

If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:
• the total purchase payment(s) made; or
• your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.

Purchase Payment Credit Rider

The Purchase Payment Credit Rider applies credits to the accumulated value for purchase payments made in contract year one. This rider may not be available in all states and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of this rider at any time. For information regarding availability of this rider, you may contact your registered representative or call us at 1-800-852-4450.

This rider can only be elected at the time the Contract is issued. Once this rider is elected, it cannot be terminated.

If you elect this rider, the following provisions apply to the Contract:
• We will apply a credit of 5% of the purchase payment to your accumulated value for each purchase payment received during your first contract year on the date each purchase payment is applied to the
Contract. For example, if you make a purchase payment of $10,000 in your first contract year, a credit amount of $500 will be added to your accumulated value (5% x $10,000).
• No credit(s) are applied to your accumulated value for purchase payments made after the first contract year.
• The credit is allocated among the investment options according to your then current purchase payment allocations.
• If you decide to return your Contract during the examination offer period, we recapture the credit(s) from your investment options according to your surrender allocation percentages (if surrender allocation percentages are not specified, we use your purchase payment allocation percentages). The amount we recapture could be more than the current value of the credit(s). If the investment options have experienced negative investment performance you bear the loss for the difference between the original value of the credit(s) (the amount recaptured) and the current (lower) value of the credit(s).
• Credits are considered earnings under the Contract, not purchase payments.
• All purchase payments are subject to the 9-year surrender charge table (see CHARGES AND
DEDUCTIONS — Surrender Charge).
• The Purchase Payment Credit Rider can not be cancelled and the associated 9-year surrender charge period cannot be changed.
• You can not participate in the DCA Plus Program.

If you elect the Purchase Payment Credit Rider, your unit values will be lower than if you did not elect the rider.
The difference reflects the annual charge for the Purchase Payment Credit Rider. In order to stop assessing the annual charge for the Purchase Payment Credit Rider, there will be a one time adjustment to the number of units in each division at the completion of the eighth contract year. The unit value used to calculate your accumulated value will increase at that time to reflect there is no longer an annual charge for the Purchase Payment Credit
Rider. Therefore, to maintain your accumulated value, the number of units in each division will decrease. The following example is provided to assist you in understanding the one time adjustment at the completion of the eighth contract year.

	Sample Division	Number of Units in
	Unit Value	Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$ 41,179.69
After the one time adjustment	26.659024	1,544.6811189	$ 41,179.69

You should carefully examine the Purchase Payment Credit Rider to decide if this rider is suitable for you as there are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:
• the length of time you plan to own your Contract (this rider increases the amount and duration of the surrender charges, see CHARGES AND DEDUCTIONS — Surrender Charge);
• the amount and timing of your purchase payment(s). Any purchase payments made after the first contract year will be assessed higher Separate Account charges although no credit is applied to those purchase payments; and
• the higher Separate Account charges have a negative impact on investment performance.
The charges used to recoup our cost for the purchase payment credit(s) include the surrender charge and the
Purchase Payment Credit Rider charge. The current charge for the rider is 0.60% of the average daily net assets of the annuitization date.

The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders. The tables are based on:
• a $25,000 initial purchase payment and no additional purchase payments;
• the deduction of total Separate Account annual expenses:
• Contracts with the Purchase Payment Credit Rider:
• 2.00% annually for the first eight contract years
• 1.40% annually after the first eight contract years
• Contracts without the Purchase Payment Credit Rider:
• 1.25% annually for all contract years.
• the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2009;
• 0%, 5% and 10% annual rates of return before charges; and
• payment of the $30 annual contract fee (while the Contract’s value is less than $30,000).

Prior to the new fund additions in July 2010:

	0% Annual Return		5% Annual Return		10% Annual Return
	Surrender Value	Surrender Value	Surrender Value	Surrender Value	Surrender Value	Surrender Value
	without	with	without	with	without	with
Contract	Purchase Payment	Purchase Payment	Purchase Payment	Purchase Payment	Purchase Payment	Purchase Payment
Year	Credit Rider	Credit Rider	Credit Rider	Credit Rider	Credit Rider	Credit Rider
1	$ 23,095.78	$ 23,636.93	$ 24,270.78	$ 24,844.43	$ 25,445.78	$ 26,099.93
2	$ 22,553.97	$22,944.11	$ 24,908.71	$ 25,349.56	$ 27,469.10	$ 28,112.34
3	$ 22,024.29	$ 22,270.95	$ 25,564.26	$25,897.39	$ 29,717.57	$ 30,268.88
4	$21,708.66	$ 21,616.89	$ 26,503.09	$ 26,470.43	$ 32,390.56	$ 32,579.86
5	$ 21,393.85	$ 21,182.29	$ 27,489.53	$ 27,305.85	$ 35,251.62	$ 35,306.34
6	$ 21,079.96	$ 20,752.30	$ 28,496.30	$ 28,153.93	$ 38,315.34	$ 38,210.18
7	$ 20,767.09	$ 20,326.98	$ 29,553.98	$ 29,044.94	$ 41,597.45	$ 41,304.07
8	$ 20,636.70	$ 19,906.39	$ 30,883.96	$ 29,949.81	$ 45,364.89	$44,601.64
9	$ 20,144.77	$ 19,610.65	$ 31,736.86	$ 31,054.53	$ 48,885.95	$ 48,391.07
10	$ 19,663.86	$ 19,659.04	$ 32,613.32	$ 32,682.85	$ 52,680.30	$ 52,955.22
15	$ 17,416.02	$ 17,411.72	$ 37,372.3	$ 37,451.99	$ 76,554.20	$ 76,953.72
20	$ 15,408.74	$ 15,404.90	$ 42,825.75	$ 42,917.06	$ 111,247.40	$ 111,827.96

After the new fund additions in July 2010:

	0% Annual Return		5% Annual Return		10% Annual Return
	Surrender Value	Surrender Value	Surrender Value	Surrender Value	Surrender Value	Surrender Value
	without	with	without	with	without	with
Contract	Purchase Payment	Purchase Payment	Purchase Payment	Purchase Payment	Purchase Payment	Purchase Payment
Year	Credit Rider	Credit Rider	Credit Rider	Credit Rider	Credit Rider	Credit Rider
1	$ 23,091.48	$ 23,632.52	$ 24,266.48	$ 24,840.02	$ 25,441.48	$ 26,095.13
2	$ 22,545.57	$ 22,935.53	$ 24,899.88	$ 25,340.53	$ 27,459.24	$ 28,102.05
3	$ 22,011.98	$ 22,258.45	$ 25,550.65	$ 25,882.37	$ 29,701.65	$ 30,252.34
4	$ 21,692.45	$ 21,600.71	$ 26,483.27	$ 26,449.98	$ 32,367.70	$ 32,556.24
5	$ 21,373.85	$ 21,162.44	$ 27,464.09	$ 27,279.76	$ 35,220.83	$ 35,274.70
6	$ 21,056.27	$ 20,728.92	$ 28,464.95	$ 28,121.96	$ 38,275.53	$ 38,169.50
7	$ 20,739.81	$ 20,300.22	$ 29,516.42	$ 29,006.86	$ 41,547.41	$ 41,253.23
8	$ 20,605.63	$ 19,876.38	$ 30,839.87	$ 29,905.36	$ 45,303.28	$ 44,539.37
9	$ 20,110.63	$ 19,577.35	$ 31,685.91	$ 31,003.20	$ 48,811.26	$ 48,315.64
10	$ 19,626.80	$ 19,621.80	$ 32,555.16	$ 32,624.30	$ 52,590.88	$ 52,864.95
15	$ 17,366.58	$ 17,362.12	$ 37,272.46	$ 37,351.62	$ 76,359.40	$ 76,757.34
20	$ 15,350.13	$ 15,346.16	$ 42,673.31	$ 42,763.94	$ 110,870.12	$ 111,447.91

The higher the rate of return, the more advantageous the Purchase Payment Credit Rider becomes. However,
Contracts with the Purchase Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without the Purchase Payment Credit Rider. If you surrender your
Contract with the Purchase Payment Credit Rider while subject to a surrender charge, your surrender value may be less than the surrender value of a Contract without the Purchase Payment Credit Rider.

The Accumulation Period

The Value of Your Contract
The value of your Contract is the total of the Separate Account accumulated value plus the DCA Plus Account(s)
accumulated value plus the Fixed Account accumulated value. The DCA Plus Accounts and Fixed Account are described in the section titled FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

There is no guaranteed minimum Separate Account accumulated value. Its value reflects the investment experience of the divisions that you choose. It also reflects your purchase payments, partial surrenders, surrender charges and the Contract expenses deducted from the Separate Account.

The Separate Account accumulated value changes from day to day. To the extent the accumulated value is allocated to the Separate Account, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:
• the number of units you have in a division multiplied by
• the value of a unit in the division.
The number of units is the total of units purchased by allocations to the division from:
• your initial purchase payment;
• subsequent purchase payments;
• purchase payment credits; and
• transfers from another division, a DCA Plus Account or the Fixed Account.

minus units sold:
• for partial surrenders from the division;
• as part of a transfer to another division or the Fixed Account; and
• to pay contract charges and fees.

Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a) plus (b) divided by (c)] minus d where:
a= the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
b= the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
c= the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and
d= the total Separate Account annual expenses.
* When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Separate Account charges are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.

Purchase Payments
• On your application, you direct how your purchase payments will be allocated to the Investment Options.
• Allocations may be in percentages.
• Percentages must be in whole numbers and total 100%.
• Subsequent purchase payments are allocated according to your future purchase payment allocation instructions.
• Changes to the allocation instructions are made without charge.
• A change is effective on the next valuation period after we receive your new instructions.
• You can change the current allocations and future allocation instructions by:
• mailing your instructions to us;
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com.
• Changes to purchase payment allocations do not automatically result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values.
• Purchase payments are credited on the basis of unit value next determined after we receive a purchase payment.
• If no purchase payments are made during two consecutive calendar years and the accumulated value is less than
$2,000, we reserve the right to terminate the Contract (see GENERAL INFORMATION – Reservation of Rights).

Division Transfers
• You may request an unscheduled transfer or set up a scheduled transfer by:
• mailing your instructions to us;
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com.
• You must specify the dollar amount or percentage to transfer from each division.
• The minimum amount is the lesser of $100 or the value of your division.
• In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Contracts for which he or she is not the owner.

You may not make a transfer to the Fixed Account if:
•	a transfer has been made from the Fixed Account to a division within six months; or
•	following the transfer, the Fixed Account value would be greater than $1,000,000 (without our prior approval).

Unscheduled Transfers
•	You may make unscheduled division transfers from one division to another division or to the Fixed Account by:
• mailing your instructions to us;
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com.
•	Transfers are not permitted into DCA Plus Accounts.
•	The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
•	We reserve the right to impose a fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
• requiring a minimum time period between each transfer;
• imposing a transfer fee;
• limiting the dollar amount that an owner may transfer at any one time; or
• not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.

Scheduled Transfers (Dollar Cost Averaging)
•	You may elect to have transfers made on a scheduled basis.
•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
•	You must specify the dollar amount of the transfer.
•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-
annually or annually).
•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•	Transfers are not permitted into DCA Plus Accounts.
•	If you want to stop a scheduled transfer, then you must provide us notice prior to the date of the scheduled transfer.
•	Transfers continue until your value in the division is zero or we receive notice to stop them.
•	We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your purchase payments to investment options over a longer period of time. This allows you to reduce the risk of investing most of your purchase payments at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 (total of share prices ($120.00) divided by number of purchases (6)). The average share cost is $18.18 (amount invested ($600.00) divided by number of shares purchased
(33)).

Automatic Portfolio Rebalancing (APR)

• APR allows you to maintain a specific percentage of your Separate Account accumulated value in specified divisions over time.
• You may elect APR at any time.
• APR is not available for values in the Fixed Account or the DCA Plus Accounts.
• APR is not available if you have arranged scheduled transfers from the same division.
• APR will not begin until the examination period has expired.
• There is no charge for APR transfers.
• APR can be done on the frequency you specify:
• quarterly (on a calendar year or contract year basis); or
• semi-annually or annually (on a contract year basis).
• You may rebalance by:
• mailing your instructions to us,
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com.

Divisions are rebalanced at the end of the valuation period during which we receive your request.
Example: You elect APR to maintain your Separate Account accumulated value with 50% in the LargeCap
Value Division and 50% in the Bond & Mortgage Securities Division. At the end of the specified period, 60% of the values accumulated value is in the LargeCap Value Division, with the remaining
40% in the Bond & Mortgage Securities Division. By rebalancing, units from the LargeCap Value
Division are sold and applied to the Bond & Mortgage Securities Division so that 50% of the
Separate Account accumulated value is once again in each Division.

Telephone and Internet Services

If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:
• make purchase payment allocation changes;
• set up Dollar Cost Averaging (DCA) scheduled transfers;
• make transfers; and
• make changes to APR.

Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (name, address, security phrase, password, daytime telephone number, social security number and/or birth date) and sending written confirmation to your address of record.

Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.

If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.

We reserve the right to modify or terminate telephone service or internet transaction procedures at any time.
Whenever reasonably feasible, we will provide you with prior notice if we modify or terminate telephone service or internet services. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all
Contract owners in a non-discriminatory fashion.

Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.

If you elect telephone privileges, instructions
• may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and
5 p.m. Eastern Time on any day that the NYSE is open).
• are effective the day they are received if we receive the instructions in good order before the close of normal trading of the NYSE (generally 4:00 p.m. Eastern Time).
• are effective the next valuation day if we receive the instructions when we are not open for business and/or after the NYSE closes its normal trading.

Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site,
www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.

If you register for internet privileges, instructions
• are effective the day they are received if we receive the instructions in good order before the close of normal trading of the NYSE (generally 4:00 p.m. Eastern Time).
• are effective the next valuation day if we receive the instructions when we are not open for business and/or after the NYSE closes its normal trading.

Surrenders

You may surrender your Contract by providing us notice. Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable fees and surrender charges. The values are determined as of the end of the valuation period in which we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see Delay of Payments). Surrenders before age 59 ½ may involve an income tax penalty (see FEDERAL TAX MATTERS).

You may specify surrender allocation percentages with each partial surrender request. If you don’t provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see Surrender Charge).
Surrender requests may be sent to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382

Total Surrender
• You may surrender the Contract at any time before the annuitization date.
• You receive the cash surrender value at the end of the valuation period during which we receive your surrender request.
• The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (contract fee and or prorated share of the charge(s) for optional rider(s)).
• The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
• We reserve the right to require you to return the Contract.

Unscheduled Partial Surrender
• Prior to the annuitization date and during the lifetime of the Annuitant, you may surrender a portion of your accumulated value by sending us a written request.
• You must specify the dollar amount of the surrender (which must be at least $100).
• The unscheduled partial surrender is effective at the end of the unscheduled partial valuation period during which we receive your written request for the unscheduled partial surrender.
• The unscheduled partial surrender is deducted from your Investment Options according to the surrender allocation percentages you specify.
• If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
• We surrender units from your investment options to equal the dollar amount of the unscheduled partial surrender request plus any applicable surrender charge and fee.
• The accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

Scheduled Partial Surrender
• You may elect scheduled partial surrenders from any of the investment options on a scheduled basis by sending us written notice.
• Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.
• You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th,
30th or 31st).
• If the selected date is not a valuation date, the scheduled partial surrender is completed on the next valuation date.
• We surrender units from your investment options to equal the dollar amount of the scheduled partial surrender request plus any applicable surrender charge.
• The scheduled partial surrenders continue until your value in the division is zero or we receive written notice to stop the scheduled partial surrenders.

Death Benefit

The following table illustrates the various situations and the resulting death benefit payment if you die before the annuitization date.

If you die and	And	Then

You are the sole owner	Your spouse is not named as a	The beneficiary(ies) receives the death benefit under
	primary beneficiary	the Contract.

If a beneficiary dies before you, on your death we will
make equal payments to the surviving beneficiaries
unless you provided us with other written instructions.
If no beneficiary(ies) survives you, the death benefit is
paid to your estate in a single payment.

Upon your death, only your beneficiary(ies’) right to the
death benefit will continue; all other rights and benefits
under the Contract will terminate.

You are the sole owner	Your spouse is named as a	Your spouse may either
	primary beneficiary	a. elect to continue the Contract; or
b. receive the death benefit under the Contract.

All other beneficiaries receive the death benefit under
the Contract.

If a beneficiary dies before you, on your death we will
make equal payments to the surviving beneficiaries
unless you provided us with other written instructions.
If no beneficiary(ies) survives you, the death benefit is
paid to your estate in a single payment.

Unless your spouse elects to continue the Contract,
only your spouse’s and any other beneficiary(ies’) right
to the death benefit will continue; all other rights and
benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not	The surviving owner receives the death benefit under
	your spouse	the Contract.

Upon your death, only the surviving owner’s right to
the death benefit will continue; all other rights and
benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your Your spouse may either
	spouse	a. elect to continue the Contract; or
b. receive the death benefit under the Contract.

Unless the surviving spouse owner elects to continue
the Contract, upon your death, only your spouse’s right
to the death benefit will continue; all other rights and
benefits under the rider and the Contract will
terminate.

If	And	Then

The annuitant dies	The owner is not a natural	The beneficiary(ies) receives the death benefit under
	person	the Contract.

If a beneficiary dies before the annuitant, on the
annuitant’s death we will make equal payments to the
surviving beneficiaries unless the owner provided us
with other written instructions. If no beneficiary(ies)
survives the annuitant, the death benefit is paid to the
owner.

Upon the annuitant’s death, only the beneficiary(ies’)
right to the death benefit will continue; all other rights
and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.

No surrender charge applies when a death benefit is paid.

Standard Death Benefit – for Contracts issued prior to November 23, 2003 (and all contracts issued in Louisiana,
Oregon, and South Carolina)
The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = the total of purchase payments minus any partial surrenders (and any applicable fees and surrender charges)
made prior to the date we receive proof of death and all required documents; and
c = the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversaries 7, 14, 21, 28, etc.) plus any purchase payments since that contract anniversary and minus any partial surrenders (and any applicable surrender charges and fees) made after that contract anniversary.

Standard Death Benefit - for Contracts issued on or after November 23, 2003 (except contracts issued in Louisiana,
Oregon, and South Carolina)
The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = is the total of purchase payments minus an adjustment* for each partial surrender (and any applicable fees and surrender charges) made prior to the date we receive proof of death and all required documents; and
c = is the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversaries 7, 14, 21, 28, etc.) plus any purchase payments since that contract anniversary and minus an adjustment* for each partial surrender (and any applicable fees and surrender charges) made after that contract anniversary.

* The adjustment for each partial surrender is equal to ((i) divided by (ii)) multiplied by the amounts determined in (b) or
(c) above immediately prior to the partial surrender, where:

• (i) is the amount of the partial surrender (and any applicable fees and surrender charges); and
• (ii) is the accumulated value immediately before the partial surrender.

Annual Enhanced Death Benefit Rider

This is an optional death benefit rider. The rider provides you with the greater of the annual enhanced death benefit or the standard death benefit. The rider can only be purchased at the time the Contract is issued. Once the rider is terminated, it cannot be reinstated (except in Florida). The rider charge is discussed in the section CHARGES AND
DEDUCTIONS — Charges for Optional Riders.

For Contracts issued prior to November 23, 2003 and all contracts issued in New Jersey and Washington
Prior to the annuitization date and prior to the lock-in date (the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday), the annual enhanced death benefit is the greatest of (a) or (b) or (c) where:
• (a) is the standard death benefit;
• (b) is the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus any partial surrender (and any applicable fees and charges) (accumulated at 5% annually) until the lock-in date;
or
• (c) is the highest accumulated value on any prior contract anniversary, plus purchase payments and minus the amount of each partial surrender (and any applicable fees and charges) made after that contract anniversary and prior to the lock-in date.

NOTE: For Contracts issued in New York prior to November 23, 2003, the annual enhanced death benefit is the greater of (a) or (c).

Lock-in Feature - At the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday (the “lock-in date”), the death benefit amount is locked-in.
After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions)
made after the lock-in date and decreases by the amount of each partial surrender (and any applicable fees and surrender charges) made after the lock-in date. After the lock-in date, once the standard death benefit equals the annual enhanced death benefit, the annual enhanced death benefit and any associated charges terminate. The standard death benefit then applies.

For Contracts issued on or after November 23, 2003 (except for contracts issued in New Jersey and Washington)
Prior to the annuitization date and prior to the lock-in date (the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday), the annual enhanced death benefit is the greatest of (a) or (b) or (c) where:
• (a) is the standard death benefit;
• (b) is the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus the proportionate withdrawal amount* of each partial surrender (and any applicable fees and surrender charges) (accumulated at 5% annually) until the lock-in date; or
• (c) is the highest accumulated value on any prior contract anniversary, plus purchase payments and minus the proportionate withdrawal amount* of each partial surrender (and any applicable fees and surrender charges)
made after that contract anniversary and prior to the lock-in date.

NOTE: For Contracts issued in New York on or after November 23, 2003, the annual enhanced death benefit is the greater of (a) or (c).

* The proportionate withdrawal amount is equal to ((i) divided by (ii)) multiplied by the amounts determined in (b) or
(c) above immediately prior to the partial surrender, where:

(i) is the amount of the partial surrender (and any applicable fees and surrender charges); and
(ii) is the accumulated value immediately before the partial surrender.

Lock-In Feature - At the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday (the “lock-in date”), the death benefit amount is locked-in.
After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions)
made after the lock-in date and decreases by the adjusted proportionate withdrawal amount of each partial surrender (and any applicable fees and surrender charges). After the lock-in date, once the standard death benefit equals the annual enhanced death benefit, the annual enhanced death benefit and any associated charge terminate. The standard death benefit then applies.

Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all documents (including proof of death)
that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.

NOTE: Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary.
After payment of all of the death benefit, the Contract is terminated.

The Annuity Benefit Payment Period

Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date later than the maximum annuitization date found on the data pages. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data pages.

You may annuitize your Contract at any time by electing to receive payments under an annuity benefit payment option.
If the accumulated value on the annuitization date is less than $2,000.00 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment.
The contract would then be canceled. You may select when you want the annuity benefit payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).

Once annuity benefit payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once annuity benefit payments begin, you may not surrender or otherwise liquidate or commute any of your accumulated value that has been annuitized.

Depending on the type of annuity benefit payment option selected, annuity benefit payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.

Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.

You may choose from several fixed annuity benefit payment options. Annuity benefit payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the annuity benefit payments is specified for the entire payment period according to the annuity benefit payment option selected. There is no right to take a total surrender after the annuitization date.

The amount of the fixed annuity benefit payment depends on:
• the amount of accumulated value applied to the annuity benefit payment option;
• the annuity benefit payment option selected; and
• the age and gender of the annuitant and joint annuitant, if any (unless the Fixed Period Income benefit payment option is selected).

Annuity benefit payments are determined in accordance with annuity tables and other provisions contained in the
Contract. The annuity benefit payments tables contained in this Contract are based on the 1983 Table A Mortality
Table. These tables are guaranteed for the life of the Contract. The amount of the initial annuity benefit payment is determined by applying the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity option, gender, and age.

Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the annuity benefit payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.

You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option may not be changed after annuity benefit payments begin. You may change your selection of an annuity benefit payment option (for which no annuity benefit payments have been made) by sending us a written request prior to the annuitization date. We must receive your written request on or before the annuitization date. If you fail to elect an annuity benefit payment option, we will automatically apply:
• for Contracts with one annuitant – Life Income with annuity benefit payments guaranteed for a period of
10 years.
• for Contracts with joint annuitants – Joint and Full Survivor Life Income with annuity benefit payments guaranteed for a period of 10 years.

The available annuity benefit payment options include:

• Fixed Period Income - Level payments are made for a fixed period. You may select a range from 5 to 30 years
(state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the period. Payments stop after all guaranteed payments are made.

• Life Income - Level payments are made during the annuitant’s lifetime only. NOTE: There is no death benefit value remaining or further payments when the annuitant dies. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date.

• Life Income with Period Certain - Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

• Joint and Survivor - Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due.
If you defer the first payment date, it is possible that you would receive no payments if both annuitants die before the first payment date. NOTE: There is no death benefit value remaining or future payments after both annuitants have died.

• Joint and Survivor with Period Certain - Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

• Joint and Two-thirds Survivor Life Income - Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both annuitants die before the first payment date. NOTE: There is no death benefit value remaining or future payments after both annuitants have died.

Other annuity benefit payment options may be available.

Supplementary Contract
When you annuitize your Contract’s accumulated value, we issue a supplementary fixed annuity contract that provides an annuity benefit payment based on the amount you have annuitized and the annuity benefit payment option that you have selected. The date of the first annuity benefit payment under the supplementary contract is the effective date of that supplementary contract unless you select a date for the first annuity benefit payment that is later than the supplementary contract effective date. The first annuity benefit payment must be made within one year of the supplementary contract effective date.

Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 70 ½. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract.

Additional rules apply to distributions under non-qualified contracts (see Required Distributions for Non-Qualified
Contracts).

Death of Annuitant (during the annuity benefit payment period)
If the annuitant dies during the annuity benefit payment period, remaining annuity benefit payments are made to the owner throughout the guarantee period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining annuity benefit payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

CHARGES AND DEDUCTIONS

Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the benefit is more than our costs, the excess is profit to the Company. Other than the Annual Fee and Premium
Taxes (which we do not expect to generate a profit), we expect a profit from the fees and charges listed below.

In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.

Annual Fee

Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or
2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that
Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.

Mortality and Expense Risks Charge

We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account. We agree not to increase this charge for the duration of the
Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.

The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administrative charges.

If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company.

Separate Administration Charge

Currently we do not impose a separate account administration charge. However, we reserve the right to assess each division with a daily separate account administration charge not to exceed the annual rate of 0.15% of the average daily net assets of the Separate Account division. This charge would only be imposed before the annuitization date.
Separate Account administration includes issuing the Contract, clerical, record keeping and bookkeeping services, keeping the required financial and accounting records, communicating with owners, and making regulatory filings.

Charges for Optional Riders

Subject to certain conditions, you may add one or more of the following optional riders to your Contract. Detailed information concerning the optional riders may be obtained from your registered representative or by calling us at 1-
800-852-4450.

Purchase Payment Credit Rider The current annual charge for the rider is 0.60% of the average daily net assets of the Separate Account divisions. If you elect the Purchase Payment Credit Rider, the rider charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. After the 8th Contract anniversary, your Contract accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge.

The rider charge is intended to cover our cost for the credit(s).

Annual Enhanced Death Benefit Rider

The annual charge for the rider is 0.20% of the accumulated value (0.15% in New York). The charge is equal to
0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter. The charge is deducted through the redemption of units from the accumulated value in the same proportion as the surrender allocation percentages. If the rider is purchased after the beginning of a quarter, the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days the rider is in effect during the quarter.

The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.

Transaction Fee

We reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.

We also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transfer fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.

Premium Taxes

We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a purchase payment when we receive it, or from the accumulated value when you request a surrender or you request application of the accumulated value under an annuity benefit payment option.
Premium taxes range from 0% in most states to as high as 3.50%.

Surrender Charge

No sales charge is collected or deducted when purchase payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which includes profit, if any, from the mortality and expense risks charge.

The surrender charge for any total or partial surrender is a percentage of the purchase payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the sum of the purchase payments paid during each contract year is determined by the following tables. The amount of the purchase payment credit, if any, is not included in the sum of the purchase payments made.

Surrender Charge without the Purchase Payment Credit Rider (as a percentage of amounts surrendered)

Number of completed contract years	Surrender charge applied to all
since each purchase payment	purchase payments received in
was made	that contract year
0 (year of purchase payment)*	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

Surrender Charge with the Purchase Payment Credit Rider (as a percentage of amounts surrendered)
Number of completed contract years	Surrender charge applied to all
since each purchase payment	purchase payments received in
was made	that contract year
0 (year of purchase payment)*	8%
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9 and later	0%

*	Each purchase payment begins in year 0 for purposes of calculating the percentage applied to that purchase payment. However, purchase payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, then all purchase payments received during that period are considered to have been made in that contract year.

For purposes of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
•	first from purchase payments no longer subject to a surrender charge;
•	then from the free surrender privilege (first from the earnings, then from the oldest purchase payments (first-in, first-out)) described below; and
•	then from purchase payments subject to a surrender charge on a first-in, first-out basis.

A surrender charge is not imposed in states where it is prohibited, including:
•	New Jersey – no surrender charge for total surrender on or after the later of the annuitant’s 64th birthday or
4 years after the contract date.
•	Washington – no surrender charge for total surrender on or after the later of the annuitant’s 70th birthday or
10 years after the contract date.

NOTE: Partial surrenders may be subject to both the surrender charge and the transaction fee, if any.

Free Surrender Privilege

The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:
• earnings in the Contract (earnings = accumulated value less unsurrendered purchase payments as of the surrender date); or
• 10% of the purchase payments, decreased by any partial surrenders since the last contract anniversary.
Any amount not taken under the free surrender privilege in a contract year is not added to the amount available under the free surrender privilege for any following contract year(s).

Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described above.

Waiver of Surrender Charge
The surrender charge does not apply to:
• amounts applied under an annuity benefit payment option; or
• payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner’s death; or
• amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue
Code provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
• an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider
This Waiver of Surrender Charge Rider waives the surrender charge on surrenders made after the first contract anniversary if the original owner or original annuitant has a critical need. This rider is automatically made a part of the
Contract at issue. There is no charge for this rider. This rider may not be available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of this rider at any time. For more information regarding availability or features of this rider, you may contact your registered representative or call us at 1-800-852-4450.

Waiver of the surrender charge is available for critical need if the following conditions are met:
• the original owner or original annuitant has a critical need (NOTE: A change of ownership will terminate this rider; once terminated the rider may not be reinstated); and
• the critical need did not exist before the contract date.
• For the purposes of this section, the following definitions apply:
• critical need – owner’s or annuitant’s confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.
• health care facility – a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care).
This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
• terminal illness – sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.
• total and permanent disability – a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.

NOTE:	The Waiver of Surrender Charge Rider is not available in Massachusetts.

Special Provisions for Group or Sponsored Arrangements

Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.

Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.

Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.

Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the Contract owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administrative costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected Contract owners and other contract owners with contracts funded by the Separate Account.

FIXED ACCOUNT AND DCA PLUS ACCOUNTS

This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate
Account. It only contains selected information regarding the Fixed Account and DCA Plus Accounts. Assets in the
Fixed Account and DCA Plus Accounts are held in the General Account of the Company.

The General Account is the assets of the Company other than those allocated to any of the Company’s Separate
Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account and DCA Plus Accounts are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account and DCA Plus Accounts are not subject to these Acts.
The staff of the SEC does not review the prospectus disclosures relating to the Fixed Account or DCA Plus Accounts.
However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Separate Account expenses are not assessed against any Fixed Account or DCA Plus Account values. More information concerning the Fixed Account and DCA Plus Accounts is available from your registered representative or by calling us at 1-800-852-4450.

Fixed Account

The Company guarantees that purchase payments allocated and amounts transferred to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.
Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the contract year.

Each contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account accumulated value from which deductions for fees and charges may be made.

Fixed Account Accumulated Value

Your Fixed Account accumulated value on any valuation date is equal to:
• purchase payments allocated to the Fixed Account;
• plus any transfers to the Fixed Account from the Separate Account and DCA Plus Accounts;
• plus interest credited to the Fixed Account;
• minus any surrenders or applicable surrender charges from the Fixed Account;
• minus any transfers to the Separate Account.

Fixed Account Transfers, Total and Partial Surrenders

Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the
Fixed Account may be subject to a charge (see Surrender Charge).
You may transfer amounts from the Fixed Account to the divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receiving your instructions. You may transfer amounts on either a scheduled or unscheduled basis by:
• mailing your instructions to us;
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com
You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.

Unscheduled Fixed Account Transfers
The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per contract year, within the 30 days following the contract anniversary date, you can:
• transfer an amount not to exceed 25% of your Fixed Account accumulated value; or
• transfer up to 100% of your Fixed Account accumulated value if:
• your Fixed Account accumulated value is less than $1,000; or
• (a) minus (b) is greater than 1% where:
• (a) is the weighted average of your Fixed Account interest rates for the preceding contract year; and
• (b) is the renewal interest rate for the Fixed Account.

We will inform you if the renewal interest rate falls to that level.

Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging)

You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
• Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
• If the selected date is not a valuation date, the transfer is completed on the next valuation date.
• Scheduled transfers are only available if the Fixed Account accumulated value is $5,000 or more at the time the scheduled transfers begin.
• Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account accumulated value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2%
of your Fixed Account accumulated value.
• The minimum transfer amount is $100.
• If the Fixed Account accumulated value is less than $100 at the time of transfer, then the entire Fixed Account accumulated value will be transferred.
• If you stop the transfers, you may not start them again without our prior approval.

Dollar Cost Averaging Plus Program (DCA Plus Program)

Purchase payments allocated to the DCA Plus Accounts earn a guaranteed interest rate. A portion of your DCA Plus
Account accumulated value is periodically transferred (on the 28th of each month) to divisions and/or to the Fixed
Account. If the 28th is not a valuation date, then the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus Account are not permitted.
If you elect the Purchase Payment Credit rider, you may not participate in the DCA Plus Program.

DCA Plus Purchase Payments
You may enroll in the DCA Plus program by allocating a minimum purchase payment of $1,000 into a DCA Plus
Account and selecting divisions and or the Fixed Account into which transfers will be made. Subsequent purchase payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic portfolio rebalancing does not apply to DCA Plus Accounts.

DCA Plus purchase payments receive the fixed rate of return in effect on the date each purchase payment is received by us. The rate of return remains in effect for the remainder of the 6-month or 12-month DCA Plus transfer program.

Selecting a DCA Plus Account
DCA Plus Accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one
12-month DCA Plus program at a time. Under the 6-month transfer program, all purchase payments and accrued interest must be transferred from the DCA Plus Account to the selected divisions and/or Fixed Account in no more than 6 months. Under the 12-month transfer program, all payments and accrued interest must be transferred to the selected divisions and or Fixed Account in no more than 12 months.

We will transfer an amount each month which is equal to your DCA Plus Account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus Account accumulated value is $4,000, the transfer amount would be $1,000 ($4,000 / 4) .

Scheduled DCA Plus Transfers
Transfers are made from DCA Plus Accounts to divisions and the Fixed Account according to your allocation instructions. The transfers begin after we receive your purchase payment and completed enrollment instructions.
Transfers occur on the 28th of the month and continue until your entire DCA Plus Account accumulated value is transferred.

Unscheduled DCA Plus Transfers
You may make unscheduled transfers from DCA Plus Accounts to divisions and or the Fixed Account. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

DCA Plus Surrenders
You may make scheduled or unscheduled surrenders from DCA Plus Accounts. Purchase payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

GENERAL PROVISIONS

The Contract

The entire Contract is made up of the Contract, amendments, riders and endorsements and data pages. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

Delay of Payments

Surrenders are generally paid within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment
Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
• trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
• an emergency exists, as determined by the SEC, as a result of which:
• disposal by a mutual fund of securities owned by it is not reasonably practicable;
• it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
• the SEC permits suspension for the protection of security holders.

If payments are delayed the transaction will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days.

In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

Misstatement of Age or Gender

If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment

If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.

You may assign ownership of your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.

Change of Owner or Annuitant

If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA you may not change either the owner or the annuitant.

You may change your non-qualified Contract ownership and/or annuitant designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, then the waiver of the surrender charge for surrenders made because of critical need of the owner is not available. We reserve the right to require that you send us the Contract so that we can record the change.

If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.

Beneficiary

While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.

Contract Termination

We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contract will not unfairly discriminate against any owner.

Reinstatement

If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, then the following apply:
• we reinstate the Contract effective on the original surrender date;
• if you had the Purchase Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;
• we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract;
• these amounts are priced on the valuation day the money from the other company is received by us;
• commissions are not paid on the reinstatement amounts; and
• new data pages are sent to your address of record.

NOTE:	Reinstatement is only available for full surrenders of your Contract. A payment received after a partial surrender of accumulated value is deemed a new purchase payment.

Reports

We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.

Quarterly statements reflect purchases and surrenders occurring during the quarter as well as the balance of units owned and accumulated values.

Important Information About Customer Identification Procedures

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your initial purchase payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

RIGHTS RESERVED BY THE COMPANY

We reserve the right to make certain changes if, in our judgment, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:
• transfer assets in any division to another division or to the Fixed Account;
• add, combine or eliminate a division(s);
• substitute the units of a division for the units of another division:
• if units of a division are no longer available for investment; or
• if in our judgment, investment in a division becomes inappropriate considering the purposes of the Separate
Account.

Frequent Trading and Market-Timing (Abusive Trading Practices)

This Contract is not designed for frequent trading or market timing activity of the divisions. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
• Disrupt the management of the underlying mutual funds by:
• forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund;
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the underlying mutual funds; and
• Increase expenses of the underlying mutual fund and separate account due to:
• increased broker-dealer commissions; and
• increased recordkeeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the
Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an underlying mutual fund that is a division with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
• Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by
1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
• Limiting the number of unscheduled transfers during a Contract year to no more than 12;
• Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within
30 days of the exchange/redemption) by you; and
• Taking such other action as directed by the underlying mutual fund.

We will support the underlying mutual funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.

In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

DISTRIBUTION OF THE CONTRACT

The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a
broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory
Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid 6.5%
of purchase payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. The 12b-1 fees for the underlying mutual funds are shown in this Contract prospectus in Summary of Expense, Annual Underlying Mutual
Fund Expenses.

Applications for the Contracts are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the
Company under applicable state insurance law and must be licensed to sell variable insurance products. The
Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

PERFORMANCE CALCULATION

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.

The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate
Account calculates yield and total return figures, see the SAI.

From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for these
Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The
“yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield”
because of the compounding effect of the assumed reinvestment.

The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.

Non-Qualified Contracts

Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.
• Purchase payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person’s gross income.
• An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed
Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
• Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
• Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
• The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
• Annuity benefit payments:
• The “investment in the contract” is generally the total of the Purchase payments made.
• The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.
• After the purchase payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.

Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your Contract.

Required Distributions for Non-Qualified Contracts

In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Internal
Revenue Code requires:
• If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the
Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.
• If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
• within five years after the date of your death; or
• as annuity benefit payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
• If you take a distribution from the Contract before you are 59 ½, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.

If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.

IRA, SEP, and SIMPLE-IRA

The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
• IRA — An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
• SEP-IRA — A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
• SIMPLE-IRA — SIMPLE stands for Savings Incentive Match Plan for Employers. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the
Internal Revenue Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any purchase payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral.
These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.

The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain
Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.

With respect to IRAs, IRA rollovers and SIMPLE-IRAs there is a 10% penalty under the Internal Revenue Code on the taxable portion of a “premature distribution.” The tax is increased to 25% in the case of distributions from SIMPLE-
IRAs during the first two years of participation. Generally, an amount is a “premature distribution” unless the distribution is:
• made on or after you reach age 59 ½;
• made to a beneficiary on or after your death;
• made upon your disability;
• part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
• made to pay certain medical expenses;
• for health insurance premiums while employed;
• for first home purchases (up to $10,000);
• for qualified higher education expenses;
• for qualified disaster tax relief distributions (up to $100,000); or
• for qualified reservist distributions.

For more information regarding premature distributions, please consult your tax advisor.

Rollover IRAs

If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b)
plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or
IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59 ½ and not rolled over may be subject to an additional
10% excise tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For rollovers/conversion to Roth IRAs done in 2010 only, the taxpayer does have a choice of electing a two-year spread option that allows deferral including the taxable amounts in gross income to years 2011 and 2012. For more information, please see your tax advisor.

Required Minimum Distributions for IRAs

The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their
IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70 1/2. Thereafter, the RMD is required no later than December 31 of each calendar year.

The RMD rules apply to traditional IRAs, as well as SEP-IRA’s and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner’s IRAs.

Failure to comply with the RMD rules can result in an excise tax penalty. This penalty equals 50% of the amount of the
RMD that exceeds the actual distribution amount (if any) that occurred during the calendar year in question.

Roth IRAs

The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth
IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-
free. For more information, please contact your tax advisor.

Withholding

Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United
States. Moreover, special “backup withholding” rules may require us to disregard the recipient’s election if the recipient fails to supply us with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal
Revenue Service notifies us that the TIN provided by the recipient is incorrect.

MUTUAL FUND DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establish standards of diversification for the investments underlying the Contracts. Under this Internal Revenue
Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than
55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90%
in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.

The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the
Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the
Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the
National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

GENERAL INFORMATION

Reservation of Rights

The Company reserves the right to:
• increase the minimum amount for each purchase payment to not more than $1,000; and
• terminate a Contract and send you the accumulated value if no purchase payments are made during two consecutive calendar years and the accumulated value (or total purchase payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

Legal Matters

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa
Insurance Law, have been passed upon by Karen Shaff, General Counsel and Executive Vice President.

Legal Proceedings

There are no legal proceedings pending to which Separate Account B is a party or which would materially affect
Separate Account B.

Other Variable Annuity Contracts

The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

Householding

To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-
annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing.
Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

Payments to Financial Intermediaries

The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial
Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on purchase payments made on the Contract. The Company and or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the
Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment options. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.

We and/or our affiliates provide services to and/or funding vehicles for benefit and retirement plans. We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

• if a participant in such a benefit or retirement plan purchases a product with the assistance of a registered representative of an affiliate of ours;

• if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

• if the broker or dealer sold the funding vehicle the benefit or retirement plan utilizes; or

• based on the broker’s or dealer’s relationship to the benefit or retirement plan.

The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.

Service Arrangements and Compensation

The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract.
The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.

Independent Registered Public Accounting Firm

The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by
Ernst & Young LLP, independent registered public accounting firm, for the periods indicated in their reports which also appear in the SAI.

FINANCIAL STATEMENTS

The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

American Century VP Income & Growth Division

Invests in:	American Century VP Income & Growth Fund- Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	to seek dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

American Century VP Ultra Division

Invests in:	American Century VP Ultra Fund - Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	to seek long-term capital growth by investing primarily in common stocks of large U.S.
companies.

American Century VP Value Division

Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	to seek capital growth over time and, secondarily, income by investing primarily in equity securities.

Fidelity VIP ContrafundTM Division

Invests in:	Fidelity VIP ContrafundTM Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	to seek long-term capital appreciation.

Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	to seek reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500(SM) Index (S&P 500® ).

Fidelity VIP Growth Division

Invests in:	Fidelity VIP Growth Portfolio – Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	to seek to achieve capital appreciation.

Invesco V.I. Capital Appreciation Division (fka AIM V.I. Capital Appreciation Division)

Invests in:	Invesco V.I. Capital Appreciation Fund -Series I Shares (fka AIM V.I. Capital Appreciation
Fund - Series II Shares)
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	to seek growth of capital.

Invesco V.I. Core Equity Division (fka AIM V.I. Core Equity Division)

Invests in:	Invesco V.I. Core Equity Fund - Series I Shares (fka AIM V.I. Core Equity Fund - Series II
Shares)
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	to seek growth of capital. The Fund invests normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

Invesco V.I. Dynamics Division (fka AIM V.I. Dynamics Division)

Invests in:	Invesco V.I. Dynamics Fund - Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term capital growth by normally investing at least 65% of its net assets in common stocks of mid-size companies.

Invesco V.I. Global Health Care Division (fka AIM V.I. Global Health Care Division)

Invests in:	Invesco V.I. Global Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term capital growth. The Fund invests normally 80% of its assets in securities of healthcare industry companies.

Invesco V.I. Small Cap Equity Division (fka AIM V.I. Small Cap Equity Division)

Invests in:	Invesco V.I. Small Cap Equity Fund -Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco V.I. Technology Division (fka AIM V.I. Technology Division)

Invests in:	Invesco V.I. Technology Fund - Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	Seeks long-term capital growth by investing primarily at least 80% of its net assets in the equity securities and equity related instruments of companies engaged in technology related industries.

Janus Aspen Enterprise Division

Invests in:	Janus Aspen Enterprise Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80%of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

Asset Allocation Division

Invests in:	Principal Variable Contracts Funds Asset Allocation Account - Class 1
Investment Advisor:	Morgan Stanley Investment Management, Inc. (doing business as Van Kampen) through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to generate a total investment return consistent with the preservation of capital. The
Account intends to pursue flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and flexible-income securities.

Balanced Division

Invests in:	Principal Variable Contracts Funds Balanced Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the objective by investment primarily in equity and fixed-income securities.

Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide current income.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division (will merge into the Mortgage Securities Division effective July 16,
2010)

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account -Class 1(will merge into the Principal Variable Contracts Funds Mortgage Securities Account - Class 1
effective July 16, 2010)
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a high level of current income, liquidity and safety of principal.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account -Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital by investing in equity securities of issuers in emerging market countries.

International SmallCap Division (will merge into the Diversified International Division effective July 16, 2010)

Invests in:	Principal Variable Contracts Funds International SmallCap Account - Class 1(will merge into the Principal Variable Contracts Funds Diversified International Account - Class I
effective July 16, 2010)
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LargeCap Blend II Division

Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. through a sub-advisory agreement and ClearBridge
Advisors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account - Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks,but the Account may also invest in other securities.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. through a sub-advisory agreement and Brown Investment
Advisory Incorporated through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital by investing in stocks of large U.S. companies. The
Account attempts to mirror the investment results of the Standard & Poor’s 500 Index.

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value III Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account III - Class 1
Investment Advisor:	AllianceBernstein, L.P. through a sub-advisory agreement and Westwood Management
Corp. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital.

MidCap Blend Division

Invests in:	Principal Variable Contracts Funds MidCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Growth I Division (will merge into the MidCap Blend Division effective July 16, 2010)

Invests in:	Principal Variable Contracts Funds MidCap Growth Account I - Class 1(will merge into the
Principal Variable Contracts Funds MidCap Blend Account - Class 1 effective July 16,
2010)
Investment Advisor:	Mellon Capital Management Corporation through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MidCap Value II Division (will merge into the MidCap Blend Division effective July 16, 2010)

Invests in:	Principal Variable Contracts Funds MidCap Value Account II - Class 1(will merge into the
Principal Variable Contracts Funds MidCap Blend Account - Class 1 effective July 16,
2010)
Investment Advisor:	Jacobs Levy Equity Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Mortgage Securities Division (division name will change to the Government & High Quality Bond Division effective July 16, 2010)

Invests in:	Principal Variable Contracts Funds Mortgage Securities Account - Class 1(fund name will change to Principal Variable Contracts Funds Government & High Quality Bond Account
effective July 16, 2010)
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

Principal LifeTime 2010 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime 2020 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime 2030 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime 2040 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime 2050 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime Strategic Income Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek high current income by investing primarily in shares of other Principal Variable
Contracts Fund accounts.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to generate a total return.

Short-Term Bond Division (will merge into the Short-Term Income Division effective July 16, 2010)

Invests in:	Principal Variable Contracts Funds Short-Term Bond Account - Class 1(will merge into the
Principal Variable Contracts Funds Short-Term Income Account - Class 1 effective July 16,
2010)
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to provide current income.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Blend Division

Invests in:	Principal Variable Contracts Funds SmallCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital.

SmallCap Growth II Division

Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II - Class 1
Investment Advisor:	Emerald Advisors, Inc. through a sub-advisory agreement and Essex Investment
Management Company, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SmallCap Value I Division

Invests in:	Principal Variable Contracts Funds SmallCap Value Account I - Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc, through a sub-advisory agreement and Mellon
Capital Management Corporation through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

SAM Balanced Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced Portfolios -
Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative
Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

SAM Conservative Growth Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative
Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible
Income Portfolio - Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic
Growth Portfolio - Class I
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Van Eck VIP Global Hard Assets Division (this division is not available until May 24, 2010)

Invests in:	Van Eck VIP Global Hard Assets Fund - Class S Shares
Investment Advisor:	Van Eck Associates Corporation seeks long-term capital appreciation by investing primarily in "hard asset" securities. Income is a secondary consideration.

Registration Statement
This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional
Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the
SAI by contacting your registered representative or calling us at 1-800-852-4450.

Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in
Washington, D.C. Information on the operation of the public reference room may be obtained by calling the
Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.

The registration number for the Flexible Variable Annuity Contract is 33-74232.

The registration number for the Flexible Variable Annuity Contract with the Purchase Payment Credit Rider is 333-
40254.

Customer Inquiries
Your questions should be directed to: Principal Flexible Variable Annuity, Principal Financial Group, P.O. Box 9382,
Des Moines, Iowa 50306-9382, 1-800-852-4450.

TABLE OF CONTENTS OF THE SAI

The table of contents for the Statement of Additional Information is provided below.

TABLE OF CONTENTS

General Information and History	3
Independent Registered Public Accounting Firm	3
Principal Underwriter	3
Calculation of Performance Data	3
Taxation Under Certain Retirement Plans	9
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	13
Financial Statements	14
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	153
Consolidated Financial Statements	154

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Princor Financial Services Corporation
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

APPENDIX A PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer is available on and after January 4, 2010. Owners of an eligible Principal Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity
contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:
• your old contract is not subject to any surrender charges;
• available in your state; and
• your old contract has reached the contract anniversary following the date the exchange offer is made available.

Exchange Offer Terms and Conditions

• You must qualify for and elect the GMWB 2-SL/JL rider. To qualify for the GMWB 2-SL/JL rider, you (or the annuitant if the owner is a non-natural person) must be between the ages of 45 and 80.
• You must receive a current prospectus for the new contract.
• You must complete all required exchange offer forms.
• The Premium Payment Credit Rider is not available on the new contract.
• If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the GMWB 2-SL/JL rider results in restriction of your Contract investment options to the more limited GMWB investment options (review the new contract prospectus in its entirety for full details).
• The amount being exchanged to the new contract cannot be allocated to the DCA Plus Accounts.
• Any new premium payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.
• At contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.
• We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.
• The exchange offer is not available for partial exchanges.
• Only one old contract can be exchanged for one new contract.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.

There may be additional differences important for you to consider prior to making an exchange. You should carefully review this prospectus and compare it to the new contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Summary Comparison* of Principal Variable Annuity (old contract) and
Investment Plus Variable Annuity with GMWB Rider (new contract)

To participate in the exchange offer you must elect the GMWB 2-SL/JL rider.

A. Features	Old Contract	New Contract
GMWB Rider	Not available	GMWB 2-SL/JL

GWMB Investment Options	N/A	2
Fixed Rate Options (including 2	1 year - Fixed Account	1 year - Fixed Account
dollar-cost averaging options)	6 month - DCA Plus Account	6 month - DCA Plus Account***
	12 month - DCA Plus Account	12 month - DCA Plus Account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with
GMWB 2-SL/JL)
No. of Free Division Transfers/	12	1
Contract Year

B. Annuitization	Old Contract	New Contract
Annuity Benefit Payments First	Any time	Any time on/after the first contract
Available		anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	Annuity 2000 Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life	Same
income with fixed period; custom
options

C. Death Benefit	Old Contract	New Contract
Base Death Benefit	An amount equal to the greatest of	An amount equal to the greatest of
	(i) total premium payments less	(i) total premium payments less
	surrenders, or	surrenders, or
	(ii) contract value, or	(ii) contract value, or
	(iii) 7 year Step-Up	(iii) 7 year Step-Up

	For partial surrenders from old	For partial surrenders, the death
	contracts prior to November 23,	benefit is reduced proportionately
	2003, the death benefit is reduced	for each withdrawal.
by the amount of each withdrawal.
See the Death Benefit section in this
	For partial surrenders from old	Appendix for more details.
contracts issued on or after
November 23, 2003, the death
benefit is reduced proportionately
for each withdrawal.
Optional Enhanced Death Benefit	Available	Not available
Rider
Payable	1st owner or annuitant to die	1st owner to die

D. Fees and Charges	Old Contract	New Contract
Annual Fee (waived for contracts with	Lesser of $30 or 2% of contract	Same
accumulated value of $30,000 or	accumulated value
more)

Mortality and Expense Risks
Charge**	1.25%	Same
Administration Charge** (on an	Maximum: 0.15%	Same
annual basis)
Current: 0.00%
Available Underlying Mutual Fund	Maximum Annual: 1.62%	Maximum Annual: 0.61%
Expenses****
	Minimum Annual: 0.30%	Minimum Annual: 0.61%

GMWB2 – SL/JL Rider Charge	Not available	Maximum Annual: 1.65%
Taken as % of average quarterly
Investment Back withdrawal benefit		Current Annual: 0.95%
base.

E. Transaction Charges	Old Contract	New Contract
Surrender Charge Period and % of	7 years (6,6,6,5,4,3,2)	7 years (6,6,6,5,4,3,2)
amount surrendered (applies only to
new premium payments)	9 years (8,8,8,8,7,6,5,4,3) if you	Premium Payment Credit Rider not
	elected the Purchase Payment	available
Credit Rider

Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of	Maximum: lesser of $25 or 2% of
	each unscheduled partial	each unscheduled partial surrender
	surrender after the 1st in a contract	after the 12th in a contract year.
year.

	Current: $0/0%	Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of	Maximum: lesser of $30 or 2% of
	each unscheduled transfer after	each unscheduled transfer after the
	the 12th in a contract year.	1st in a contract year.

	Current: $0/0%	Current: $0/0%

*Does not reflect state variations.
**Charges taken daily as a percentage of the average daily Separate Account Division accumulated value.
***Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.
****For the new contract, only maximum and minimum charges for the GMWB Investment Options are reflected.

Charges and Expenses

The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses. Please see the comparison chart above for details.
Surrender Charges

Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.

Death Benefit

The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.

Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.

GMWB Rider

The new contract offers a GMWB rider (Investment Protector Plus 2) not available under the old contract. The GMWB
2-SL/JL rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value. The GMWB 2-SL/JL rider also allows your beneficiary(ies) to choose a death benefit under the Contract or death benefit available under the rider. You may add only one GMWB 2-SL/JL rider to your Contract. You must qualify for and elect the GMWB 2-SL/JL rider when you purchase the new contract.

The GMWB 2-SL/JL rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.

The GWMB 2-SL/JL rider also offers a GMWB Bonus. The GMWB Bonus rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus amount will provide a modest increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.

Once elected, the GMWB 2-SL/JL rider may not be terminated for five contract years following the rider effective date.

Election of the GMWB 2-SL/JL rider results in restriction of your Contract investment options to the more limited
GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Please review the new contract prospectus in its entirety for additional information regarding the GMWB 2-SL/JL rider and whether the GMWB 2-SL/JL rider is appropriate for your needs.

Tax Matters

Although we believe that an exchange as described in this Appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.

There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See also the FEDERAL TAX MATTERS section of this prospectus.

CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
AIM V.I. Capital Appreciation
2009	6.204	7.419	19.58	763
2008	10.925	6.204	-43.21	836
2007	9.876	10.925	10.62	1,097
2006(3)	9.988	9.876	-1.12	1,339
AIM V.I. Core Equity
2009	7.573	9.596	26.71	2,721
2008	10.978	7.573	-31.02	3,063
2007	10.282	10.978	6.77	3,892
2006	8.921	10.282	15.26	4,649
2005	8.578	8.921	4.00	2,960
2004	7.971	8.578	7.62	3,478
2003	6.487	7.971	22.88	3,942
2002	7.781	6.487	-16.63	4,400
2001	10.211	7.781	-23.80	5,152
2000	12.101	10.211	-15.62	4,586
AIM V.I. Dynamics
2009	5.829	8.199	40.66	154
2008	11.367	5.829	-48.72	156
2007	10.261	11.367	10.78	223
2006	8.948	10.261	14.67	170
2005	8.183	8.948	9.35	164
2004	7.311	8.183	11.93	189
2003	5.371	7.311	36.12	161
2002	7.986	5.371	-32.74	45
2001(1)	10.000	7.986	-20.14	31
AIM V.I. Global Health Care
2009	8.546	10.775	26.08	531
2008	12.123	8.546	-29.51	595
2007	10.975	12.123	10.46	686
2006	10.560	10.975	3.93	770
2005	9.887	10.560	6.81	837
2004	9.307	9.887	6.23	928
2003	7.375	9.307	26.20	830
2002	9.852	7.375	-25.14	568
2001(1)	10.000	9.852	-1.48	252
AIM V.I. Small Cap Equity
2009	10.014	11.994	19.77	165
2008	14.762	10.014	-32.16	181
2007(4)	14.972	14.762	-1.40	202

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
AIM V.I. Technology
2009	3.531	5.489	55.45	628
2008	6.444	3.531	-45.20	480
2007	6.059	6.444	6.35	625
2006	5.553	6.059	9.11	625
2005	5.503	5.553	0.91	703
2004	5.325	5.503	3.34	826
2003	3.711	5.325	43.49	716
2002	7.070	3.711	-47.51	229
2001(1)	10.000	7.070	-29.30	100
American Century VP Income & Growth
2009	$7.751	$9.040	16.63%	1,054
2008	11.999	7.751	-35.40	1,160
2007	12.159	11.999	-1.32	1,465
2006	10.515	12.159	15.63	1,686
2005	10.176	10.515	3.33	1,819
2004	9.119	10.176	11.59	1,885
2003	7.138	9.119	27.75	1,589
2002	8.965	7.138	-20.38	1,122
2001(1)	10.000	8.965	-10.35	368
American Century VP Ultra
2009	6.246	8.295	32.80	407
2008	10.809	6.246	-42.21	449
2007	9.044	10.809	19.55	561
2006	9.468	9.044	-4.48	672
2005	9.384	9.468	0.90	735
2004	8.585	9.384	9.31	749
2003	6.960	8.585	23.35	616
2002	9.119	6.960	-23.68	436
2001(1)	10.000	9.119	-8.81	120
American Century VP Value
2009	9.876	11.677	18.24	1,520
2008	13.663	9.876	-27.72	1,738
2007	14.612	13.663	-6.49	2,157
2006	12.489	14.612	17.00	2,266
2005	12.060	12.489	3.56	2,208
2004	10.696	12.060	12.75	1,772
2003	8.408	10.696	27.21	775
2002(2)	10.000	8.408	-15.92	192

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Fidelity VIP Contrafund®
2009	9.727	13.032	33.98	4,098
2008	17.164	9.727	-43.33	4,545
2007	14.791	17.164	16.04	5,653
2006	13.421	14.791	10.21	6,230
2005	11.630	13.421	15.40	6,299
2004	10.210	11.630	13.91	5,683
2003	8.055	10.210	26.75	4,985
2002	9.005	8.055	-10.55	4,524
2001	10.405	9.005	-13.46	4,272
2000	11.294	10.405	-7.87	3,917
Fidelity VIP Equity-Income
2009	7.879	10.107	28.28	2,487
2008	13.952	7.879	-43.53	2,705
2007	13.951	13.952	0.01	3,196
2006	11.779	13.951	18.44	3,299
2005	11.297	11.779	4.27	3,232
2004	10.285	11.297	9.84	2,826
2003	8.009	10.285	28.42	1,570
2002(2)	10.000	8.009	-19.91	374
Fidelity VIP Growth
2009	5.720	7.239	26.56	1,965
2008	10.978	5.720	-47.90	2,188
2007	8.762	10.978	25.29	2,680
2006	8.312	8.762	5.41	2,981
2005	7.965	8.312	4.36	3,633
2004	7.810	7.965	1.98	4,225
2003	5.956	7.810	31.13	4,456
2002	8.640	5.956	-31.06	4,674
2001	10.635	8.640	-18.76	5,285
2000	12.108	10.635	-12.17	4,837
Janus Aspen Enterprise
2009	5.162	7.364	42.66	1,321
2008	9.311	5.162	-44.56	1,271
2007	7.745	9.311	20.22	1,608
2006	6.921	7.745	11.91	1,559
2005	6.256	6.921	10.63	1,691
2004	5.258	6.256	18.98	1,802
2003	3.951	5.258	33.09	1,819
2002	5.565	3.951	-29.00	1,636
2001	9.329	5.565	-40.35	1,448
2000(5)	10.000	9.329	-6.91	70

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Asset Allocation
2009	19.778	23.206	17.33	1,540
2008	26.467	19.778	-25.78	1,774
2007	24.140	26.647	10.39	2,321
2006	21.674	24.140	11.38	2,706
2005	20.746	21.674	4.47	3,194
2004	19.363	20.746	7.14	3,663
2003	16.123	19.363	20.10	3,893
2002	18.753	16.123	-14.02	4,235
2001	19.766	18.753	-5.12	4,644
2000	19.696	19.766	0.36	4,505
Balanced
2009	14.608	17.479	19.65	1,955
2008	21.413	14.608	-31.78	2,343
2007	20.578	21.413	4.06	3,104
2006	18.697	20.578	10.06	3,526
2005	17.728	18.697	5.47	4,195
2004	16.313	17.728	8.67	4,843
2003	13.901	16.313	17.35	5,379
2002	16.213	13.901	-14.26	5,862
2001	17.647	16.213	-8.13	6,926
2000	17.846	17.647	-1.12	7,235
Bond & Mortgage Securities
2009	15.821	18.892	19.41	5,197
2008	19.317	15.821	-18.10	6,144
2007	18.916	19.317	2.12	8,281
2006	18.303	18.916	3.35	8,677
2005	18.080	18.303	1.23	9,516
2004	17.440	18.080	3.67	9,744
2003	16.885	17.440	3.29	9,858
2002	15.648	16.885	7.91	9,735
2001	14.655	15.648	6.78	8,059
2000	13.718	14.655	6.83	6,415
Diversified International
2009	16.480	20.974	27.27	4,828
2008	31.029	16.480	-46.89	5,386
2007	27.066	31.029	14.64	6,553
2006	21.417	27.066	26.38	7,234
2005	17.518	21.417	22.26	7,757
2004	14.656	17.518	19.53	7,928
2003	11.214	14.656	30.69	7,446
2002	13.529	11.214	-17.11	7,391
2001	18.092	13.529	-25.22	8,130
2000	19.987	18.092	-9.48	8,208
Equity Income
2009	6.770	8.024	18.52	2,922
2008	10.378	6.770	-34.77	3,187
2007(6)	10.000	10.378	3.78	4,174

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Government & High Quality Bond
2009	18.529	19.267	3.98	6,110
2008	19.074	18.529	-2.86	7,352
2007	18.413	19.074	3.59	8,742
2006	17.888	18.413	2.93	9,751
2005	17.755	17.888	0.75	11,265
2004	17.361	17.755	2.27	12,582
2003	17.262	17.361	0.57	14,675
2002	16.066	17.262	7.44	14,056
2001	15.118	16.066	6.27	9,403
2000	13.741	15.118	10.02	7,195
International Emerging Markets
2009	18.554	31.077	67.49	1,531
2008	41.619	18.554	-55.42	1,526
2007	29.657	41.619	40.33	2,056
2006	21.709	29.657	36.61	2,015
2005	16.368	21.709	32.63	1,813
2004	13.272	16.368	23.33	1,270
2003	8.549	13.272	55.25	806
2002	9.371	8.549	-8.77	506
2001	9.910	9.371	-5.44	153
2000(5)	10.000	9.910	-0.90	9
International SmallCap
2009	16.327	21.744	33.18	1,642
2008	33.257	16.327	-50.91	1,821
2007	30.833	33.257	7.86	2,385
2006	23.945	30.833	28.77	2,718
2005	18.778	23.945	27.52	3,114
2004	14.604	18.778	28.58	3,108
2003	9.593	14.604	52.24	2,905
2002	11.592	9.593	-17.24	2,774
2001	15.020	11.592	-22.82	2,848
2000	17.184	15.020	-12.59	2,822
LargeCap Blend II
2009	8.482	10.862	28.06	4,141
2008	13.506	8.482	-37.20	4,731
2007	13.010	13.506	3.81	5,899
2006	11.374	13.010	14.38	6,213
2005	10.996	11.374	3.44	6,212
2004	10.089	10.996	8.99	5,335
2003	8.255	10.089	22.22	3,447
2002(2)	10.000	8.255	-17.45	1,047

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
LargeCap Growth
2009	12.607	15.814	25.44	2,523
2008	22.461	12.607	-43.87	2,822
2007	18.462	22.461	21.66	3,514
2006	17.007	18.462	8.56	4,179
2005	15.362	17.007	10.71	4,991
2004	14.222	15.362	8.02	6,003
2003	11.387	14.222	24.90	7,025
2002	16.257	11.387	-29.96	8,040
2001	22.098	16.257	-26.43	9,977
2000	24.904	22.098	-11.27	10,270
LargeCap Growth I
2009	18.883	28.478	50.81	3,220
2008	32.193	18.883	-41.34	3,647
2007	30.042	32.193	7.16	4,508
2006	28.640	30.042	4.90	5,029
2005	26.962	28.640	6.22	5,980
2004	24.972	26.962	7.97	6,945
2003	20.076	24.972	24.39	7,750
2002	28.124	20.076	-28.62	8,433
2001	33.450	28.124	-15.92	9,806
2000	38.363	33.450	-12.81	10,065
LargeCap S&P 500 Index
2009	6.820	8.507	24.74	5,248
2008	10.978	6.820	-37.88	5,778
2007	10.573	10.978	3.83	7,250
2006	9.263	10.573	14.14	8,048
2005	8.978	9.263	3.17	8,642
2004	8.235	8.978	9.02	8,894
2003	6.498	8.235	26.73	7,596
2002	8.484	6.498	-23.41	6,302
2001	9.774	8.484	-13.20	5,484
2000	10.956	9.774	-10.79	4,136
LargeCap Value
2009	18.560	21.317	14.85	2,964
2008	28.988	18.560	-35.97	3,358
2007	29.384	28.988	-1.35	4,376
2006	24.803	29.384	18.47	5,087
2005	23.514	24.803	5.48	5,949
2004	21.190	23.514	10.97	6,767
2003	17.098	21.190	23.93	7,376
2002	20.053	17.098	-14.74	7,883
2001	22.084	20.053	-9.20	8,725
2000	21.888	22.084	0.90	8,705

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
LargeCap Value III
2009	8.173	9.670	18.32	3,449
2008	13.977	8.173	-41.53	3,932
2007	14.699	13.977	-4.91	4,874
2006	12.245	14.699	20.04	5,282
2005	11.759	12.245	4.13	5,220
2004	10.530	11.759	11.67	4,560
2003	8.326	10.530	26.47	2,948
2002(2)	10.000	8.326	-16.74	--
MidCap Blend
2009	27.098	35.797	32.10	4,035
2008	41.530	27.098	-34.75	4,614
2007	38.425	41.530	8.08	5,827
2006	34.060	38.425	12.82	6,621
2005	31.580	34.060	7.85	7,544
2004	27.156	31.580	16.29	8,092
2003	20.704	27.156	31.16	8,364
2002	22.975	20.704	-9.88	8,520
2001	24.162	22.975	-4.91	8,963
2000	21.351	24.162	13.17	8,777
MidCap Growth I
2009	7.957	10.620	33.47	1,901
2008	13.689	7.957	-41.87	2,122
2007	12.513	13.689	9.40	2,666
2006	11.555	12.513	8.29	2,939
2005	10.289	11.555	12.30	3,151
2004	9.317	10.289	10.43	3,311
2003	6.711	9.317	38.83	3,255
2002	9.217	6.711	-27.19	1,754
2001	11.234	9.217	-17.95	1,867
2000	10.522	11.234	6.77	1,539
MidCap Value II
2009	9.191	12.175	32.47	1,998
2008	16.596	9.191	-44.62	2,251
2007	16.982	16.596	-2.27	2,832
2006	15.179	16.982	11.87	3,100
2005	13.903	15.179	9.18	3,378
2004	11.476	13.903	21.15	2,980
2003	8.514	11.476	34.79	2,126
2002	9.575	8.514	-11.08	1,282
2001(1)	10.000	9.575	-4.25	261

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Money Market
2009	14.466	14.318	-1.02	5,866
2008	14.280	14.466	1.30	8,822
2007	13.786	14.280	3.58	5,015
2006	13.342	13.786	3.33	4,090
2005	13.158	13.342	1.40	3,595
2004	13.203	13.158	-0.34	4,161
2003	13.272	13.203	-0.52	5,147
2002	13.252	13.272	0.15	7,629
2001	12.912	13.252	2.63	7.538
2000	12.332	12.912	4.70	5,465
Mortgage Securities
2009	10.094	10.614	5.15	289
2008(7)	10.000	10.094	0.94	13
Principal LifeTime 2010
2009	8.809	10.881	23.52	113
2008	12.910	8.809	-31.77	113
2007(8)	12.950	12.910	-0.31	23
Principal LifeTime 2020
2009	8.896	11.200	25.90	181
2008	13.682	8.896	-34.98	70
2007(8)	13.683	13.682	-0.01	14
Principal LifeTime 2030
2009	8.652	10.955	26.62	81
2008	13.780	8.652	-37.21	50
2007(8)	13.762	13.780	0.13	7
Principal LifeTime 2040
2009	8.615	11.022	27.94	2
2008	14.107	8.615	-38.93	6
2007(8)	14.079	14.107	0.20	2
Principal LifeTime 2050
2009	8.544	10.973	28.43	9
2008	14.195	8.544	-39.81	11
2007(8)	14.158	14.195	0.26	2
Principal LifeTime Strategic Income
2009	9.173	10.775	17.46	98
2008	12.204	9.173	-24.84	123
2007(8)	12.263	12.204	-0.48	63
Real Estate Securities
2009	19.606	24.962	27.32	1,560
2008	29.571	19.606	-33.70	1,776
2007	36.380	29.571	-18.72	2,254
2006	26.965	36.380	34.92	3,138
2005	23.567	26.965	14.42	3,360
2004	17.740	23.567	32.85	3,527
2003	12.931	17.740	37.19	3,015
2002	12.155	12.931	6.38	2,087
2001	11.318	12.155	7.40	893
2000	8.750	11.318	29.35	643

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Short-Term Bond
2009	9.173	9.984	8.84	2,245
2008	10.517	9.173	-12.78	2,485
2007	10.333	10.517	1.78	3,421
2006	10.017	10.333	3.15	3,545
2005	9.963	10.017	0.54	3,597
2004	9.960	9.963	0.03	3,468
2003(9)	10.000	9.960	-4.40	1,380
Short-Term Income
2009	9.986	10.843	8.58	509
2008(7)	10.000	9.986	-0.14	6
SmallCap Blend
2009	8.405	10.142	20.67	2,359
2008	13.453	8.405	-37.52	2,587
2007	13.402	13.453	0.38	3,269
2006	12.041	13.402	11.30	3,601
2005	11.390	12.041	5.72	4,015
2004	9.625	11.390	18.34	4,216
2003	7.123	9.625	35.13	4,065
2002	9.926	7.123	-28.24	2,980
2001	9.801	9.926	1.28	2,697
2000	11.242	9.801	-12.82	2,250
SmallCap Growth II
2009	6.483	8.434	30.09	2,072
2008	11.154	6.483	-41.88	2,271
2007	10.758	11.154	3.68	2,821
2006	9.996	10.758	7.62	3,241
2005	9.488	9.996	5.35	3,595
2004	8.637	9.488	9.85	3,914
2003	6.005	8.637	43.83	3,973
2002	11.229	6.005	-46.52	3,622
2001	16.724	11.229	-32.86	3,766
2000	19.672	16.724	-14.99	3,535
SmallCap Value I
2009	15.635	17.942	14.76	1,535
2008	23.221	15.635	-32.67	1,713
2007	25.988	23.221	-10.65	2,213
2006	22.179	25.988	17.17	2,530
2005	21.143	22.179	4.90	2,718
2004	17.394	21.143	21.55	2,704
2003	11.694	17.394	48.74	2,478
2002	12.993	11.694	-10.00	2,064
2001	12.384	12.993	4.92	1,213
2000	10.123	12.384	22.34	756
SAM Balanced Portfolio
2009	7.519	9.195	22.29	2,995
2008	10.314	7.519	-27.10	1,672
2007(8)	10.222	10.314	0.90	101

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
SAM Conservative Balanced Portfolio
2009	8.206	9.818	19.64	1,567
2008	10.286	8.206	-20.22	789
2007(8)	10.207	10.286	0.77	26
SAM Conservative Growth Portfolio
2009	6.813	8.457	24.13	1,096
2008	10.314	6.813	-33.94	616
2007(8)	10.218	10.314	0.94	55
SAM Flexible Income Portfolio
2009	8.706	10.313	18.46	1,844
2008	10.222	8.706	-14.83	1,619
2007(8)	10.145	10.222	0.76	5
SAM Strategic Growth Portfolio
2009	6.370	8.018	25.87	840
2008	10.308	6.370	-38.20	571
2007(8)	10.212	10.308	0.94	45

(1) Commenced operations on May 19, 2001.
(2) Commenced operations on May 18, 2002.
(3) Commenced operations on April 28, 2006.
(4) Commenced operations on May 1, 2007.
(5) Commenced operations on November 24, 2000.
(6) Commenced operations on January 5, 2007.
(7) Commenced operations on November 24, 2008
(8) Commenced operations on November 19, 2007.
(9) Commenced operations on May 17, 2003.

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
AIM V.I. Capital Appreciation
2009	6.105	7.256	18.85	73
2008	10.815	6.105	-43.55	156
2007	9.837	10.815	9.94	198
2006(3)	9.988	9.837	-1.51	240
AIM V.I. Core Equity
2009	7.214	9.085	25.94	595
2008	10.520	7.214	-31.43	954
2007	9.913	10.520	6.12	1,294
2006	8.652	9.913	14.57	1,415
2005	8.369	8.652	3.38	795
2004	7.824	8.369	6.97	825
2003	6.405	7.824	22.15	818
2002	7.730	6.405	-17.14	722
2001	10.205	7.730	-24.25	577
2000	10.446	10.205	-2.31	46
AIM V.I. Dynamics
2009	5.568	7.785	39.82	155
2008	10.924	5.568	-49.03	160
2007	9.920	10.924	10.12	172
2006	8.703	9.920	13.98	133
2005	8.006	8.703	8.71	126
2004	7.196	8.006	11.26	124
2003	5.319	7.196	35.29	120
2002	7.956	5.319	-33.14	22
2001(1)	10.000	7.956	-20.44	5
AIM V.I. Global Health Care
2009	8.163	10.231	25.33	287
2008	11.651	8.163	-29.94	407
2007	10.611	11.651	9.80	484
2006	10.271	10.611	3.31	510
2005	9.674	10.271	6.17	529
2004	9.162	9.674	5.59	546
2003	7.304	9.162	25.44	493
2002	9.815	7.304	-28.58	299
2001(1)	10.000	9.815	-1.85	121
AIM V.I. Small Cap Equity
2009	9.755	11.614	19.06	73
2008	14.467	9.755	-32.57	97
2007(4)	14.732	14.467	-1.80	110

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
AIM V.I. Technology
2009	3.373	5.212	54.52	372
2008	6.192	3.373	-45.53	327
2007	5.858	6.192	5.70	410
2006	5.401	5.858	8.46	403
2005	5.384	5.401	0.32	433
2004	5.242	5.384	2.71	407
2003	3.675	5.242	42.64	336
2002	7.044	3.675	-47.83	138
2001(1)	10.000	7.044	-29.56	45
American Century VP Income & Growth
2009	$7.404	$8.584	15.94	552
2008	11.532	7.404	-35.80	758
2007	11.756	11.532	-1.91	873
2006	10.227	11.756	14.95	908
2005	9.957	10.227	2.71	986
2004	8.977	9.957	10.92	940
2003	7.069	8.977	26.99	801
2002	8.931	7.069	-20.85	531
2001(1)	10.000	8.931	-10.69	181
American Century VP Ultra
2009	5.967	7.877	32.01	222
2008	10.387	5.967	-42.55	266
2007	8.745	10.387	18.78	345
2006	9.209	8.745	-5.04	385
2005	9.182	9.209	0.29	397
2004	8.451	9.182	8.65	399
2003	6.893	8.451	22.60	315
2002	9.085	6.893	-24.13	262
2001(1)	10.000	9.085	-9.15	107
American Century VP Value
2009	9.491	11.155	17.53	732
2008	13.210	9.491	-28.15	927
2007	14.212	13.210	-7.05	1,129
2006	12.221	14.212	16.29	1,228
2005	11.872	12.221	2.94	1,157
2004	10.593	11.872	12.07	859
2003	8.377	10.593	26.45	349
2002(1)	10.000	8.377	-16.23	90

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Fidelity VIP Contrafund®
2009	9.265	12.339	33.18	1023
2008	16.447	9.265	-43.67	1,453
2007	14.260	16.447	15.34	1,782
2006	13.017	14.260	9.55	1,847
2005	11.347	13.017	14.72	1,684
2004	10.022	11.347	13.22	1,488
2003	7.954	10.022	26.00	1,109
2002	8.946	7.954	-11.09	823
2001	10.399	8.946	-13.97	418
2000	10.228	10.399	1.67	14
Fidelity VIP Equity-Income
2009	7.572	9.655	27.51	1,278
2008	13.489	7.572	-43.87	1,482
2007	13.570	13.489	-0.60	1,734
2006	11.526	13.570	17.73	1,794
2005	11.121	11.526	3.64	1,743
2004	10.185	11.121	9.19	1,501
2003	7.979	10.185	27.65	783
2002(2)	10.000	7.979	-20.21	143
Fidelity VIP Growth
2009	5.448	6.854	25.81	512
2008	10.519	5.448	-48.21	757
2007	8.447	10.519	24.53	844
2006	8.062	8.447	4.78	908
2005	7.771	8.062	3.74	997
2004	7.666	7.771	1.37	994
2003	5.881	7.666	30.35	846
2002	8.583	5.881	-31.48	651
2001	10.629	8.583	-19.25	454
2000	11.022	10.629	-3.57	27
Janus Aspen Enterprise
2009	4.917	6.972	41.79	391
2008	8.922	4.917	-44.89	696
2007	7.466	8.922	19.50	846
2006	6.712	7.466	11.23	971
2005	6.103	6.712	9.98	990
2004	5.161	6.103	18.25	1,048
2003	3.901	5.161	32.30	1,036
2002	5.528	3.901	-29.43	913
2001	9.324	5.528	-40.71	607
2000(5)	10.000	9.324	-6.76	21

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Asset Allocation
2009	18.839	21.972	16.63	206
2008	25.535	18.839	-26.22	345
2007	23.273	25.535	9.72	490
2006	21.021	23.273	10.71	536
2005	20.241	21.021	3.85	608
2004	19.006	20.241	6.50	562
2003	15.921	19.006	19.38	466
2002	18.630	15.921	-14.54	384
2001	19.754	18.630	-5.69	278
2000	19.631	19.754	0.63	16
Balanced
2009	13.914	16.549	18.94	422
2008	20.520	13.914	-32.19	584
2007	19.839	20.520	3.43	711
2006	18.133	19.839	9.41	757
2005	17.297	18.133	4.83	795
2004	16.012	17.297	8.03	727
2003	13.727	16.012	16.65	582
2002	16.107	13.727	-14.78	358
2001	17.637	16.107	-8.67	150
2000	17.485	17.637	0.87	6
Bond & Mortgage Securities
2009	15.070	17.888	18.70	1,892
2008	18.511	15.070	-18.59	2,506
2007	18.237	18.511	1.50	3,297
2006	17.751	18.237	2.74	3,432
2005	17.641	17.751	0.62	3,442
2004	17.119	17.641	3.05	3,129
2003	16.674	17.119	2.67	2,590
2002	15.545	16.674	7.26	1,758
2001	14.647	15.545	6.13	805
2000	14.225	14.647	2.97	12
Diversified International
2009	15.697	19.858	26.51	1,319
2008	29.734	15.697	-47.21	1,743
2007	26.094	29.734	13.95	1,979
2006	20.771	26.094	25.63	2,114
2005	17.091	20.771	21.53	2,114
2004	14.385	17.091	18.81	1,902
2003	11.074	14.385	29.90	1,244
2002	13.440	11.074	-17.60	769
2001	18.082	13.440	-25.67	412
2000	17.028	18.082	6.19	22
Equity Income I
2009	6.690	7.881	17.81	697
2008	10.317	6.690	-35.16	1,064
2007(6)	10.000	10.317	3.17	1,401

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Government & High Quality Bond
2009	17.649	18.243	3.37	1,773
2008	18.278	17.649	-3.44	2,648
2007	17.751	18.278	2.97	3,106
2006	17.349	17.751	2.32	3,415
2005	17.323	17.349	0.15	3,699
2004	17.041	17.323	1.65	3,879
2003	17.046	17.041	-0.03	4,230
2002	15.960	17.046	6.80	3,410
2001	15.109	15.960	5.63	1,094
2000	14.739	15.109	2.51	23
International Emerging Markets
2009	17.672	29.424	66.50	606
2008	39.883	17.672	-55.69	759
2007	28.591	39.883	39.49	937
2006	21.055	28.591	35.79	955
2005	15.970	21.055	31.84	896
2004	13.027	15.970	22.59	704
2003	8.441	13.027	54.33	436
2002	9.309	8.441	-9.32	261
2001	9.904	9.309	-6.01	112
2000(5)	10.000	9.904	-0.96	10
International SmallCap
2009	15.551	20.587	32.38	530
2008	31.869	15.551	-51.20	715
2007	29.725	31.869	7.21	855
2006	23.223	29.725	28.00	921
2005	18.321	23.223	26.76	958
2004	14.335	18.321	27.81	869
2003	9.473	14.335	51.32	635
2002	11.515	9.473	-17.73	450
2001	15.011	11.515	-23.29	265
2000	14.559	15.011	3.10	25
LargeCap Blend II
2009	8.151	10.376	27.30	1,970
2008	13.057	8.151	-37.57	2,403
2007	12.654	13.057	3.18	2,937
2006	11.129	12.654	13.70	3,141
2005	10.824	11.129	2.82	3,022
2004	9.991	10.824	8.34	2,557
2003	8.224	9.991	21.49	1,544
2002(2)	10.000	8.224	-17.76	366

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
LargeCap Growth
2009	12.008	14.972	24.68	213
2008	21.523	12.008	-44.21	336
2007	17.798	21.523	20.93	410
2006	16.493	17.798	7.91	452
2005	14.988	16.494	10.05	437
2004	13.959	14.988	7.37	436
2003	11.244	13.959	24.15	410
2002	16.149	11.244	-30.37	358
2001	22.086	16.149	-26.88	271
2000	23.356	22.086	-5.44	16
LargeCap Growth I
2009	17.986	26.962	49.91	539
2008	30.849	17.986	-41.70	760
2007	28.962	30.849	6.52	909
2006	27.776	28.962	4.27	791
2005	26.306	27.776	5.59	801
2004	24.511	26.306	7.32	757
2003	19.824	24.511	23.64	611
2002	27.939	19.824	-29.05	463
2001	33.431	27.939	-16.43	284
2000	35.430	33.431	-5.64	14
LargeCap S&P 500 Index
2009	6.496	8.055	24.00	1,878
2008	10.520	6.496	-38.25	2,462
2007	10.193	10.520	3.21	3,092
2006	8.984	10.193	13.46	3,200
2005	8.760	8.984	2.56	3,511
2004	8.084	8.760	8.36	3,469
2003	6.417	8.084	25.98	2,745
2002	8.428	6.417	-23.86	1,531
2001	9.769	8.428	-13.73	710
2000	9.939	9.769	-1.71	16
LargeCap Value
2009	17.679	20.183	14.16	466
2008	27.779	17.679	-36.36	636
2007	28.328	27.779	-1.94	822
2006	24.056	28.328	17.76	884
2005	22.942	24.056	4.86	906
2004	20.800	22.942	10.30	893
2003	16.883	20.800	23.20	752
2002	19.921	16.883	-15.25	547
2001	22.072	19.921	-9.75	259
2000	20.967	22.072	5.27	10

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
LargeCap Value III
2009	7.854	9.237	17.61	1,444
2008	13.513	7.854	-41.88	1,756
2007	14.297	13.513	-5.48	2,116
2006	11.982	14.297	19.32	2,205
2005	11.575	11.982	3.52	2,132
2004	10.427	11.575	11.01	1,831
2003	8.295	10.427	25.70	1,063
2002	10.000	8.295	-17.05	299
MidCap Blend
2009	25.811	33.894	31.32	749
2008	39.797	25.811	-35.14	1,063
2007	37.044	39.797	7.43	1,322
2006	33.034	37.044	12.14	1,414
2005	30.812	33.034	7.21	1,477
2004	26.655	30.812	15.60	1,377
2003	20.445	26.655	30.37	1,064
2002	22.824	20.445	-10.42	697
2001	24.148	22.824	-5.48	335
2000	22.631	24.148	6.70	8
MidCap Growth I
2009	7.579	10.055	32.67	729
2008	13.118	7.579	-42.22	915
2007	12.063	13.118	8.75	1,143
2006	11.207	12.063	7.64	1,291
2005	10.038	11.207	11.65	1,296
2004	9.145	10.038	9.76	1,295
2003	6.627	9.145	38.00	1,101
2002	9.156	6.627	-27.62	406
2001	11.228	9.156	-18.45	195
2000	10.932	11.228	2.71	10
MidCap Value II
2009	8.779	11.560	31.68	977
2008	15.949	8.779	-44.96	1,223
2007	16.419	15.949	-2.86	1,480
2006	14.764	16.419	11.21	1,558
2005	13.604	14.764	8.53	1,554
2004	11.297	13.604	20.42	1,322
2003	8.431	11.297	33.99	868
2002	9.539	8.431	-11.62	433
2001	10.000	9.539	-4.61	99

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Money Market
2009	13.779	13.557	-1.61	1,555
2008	13.684	13.779	0.69	3,120
2007	13.291	13.684	2.96	1,955
2006	12.940	13.291	2.71	1,261
2005	12.838	12.940	0.79	1,358
2004	12.960	12.838	-0.94	1,531
2003	13.106	12.960	-1.11	1,683
2002	13.164	13.106	-0.44	2,833
2001	12.905	13.164	2.01	2,457
2000	12.851	12.905	0.42	534
Mortgage Securities
2009	10.088	10.544	4.52	86
2008(7)	10.000	10.088	0.88	--
Principal LifeTime 2010
2009	8.582	10.538	22.79	18
2008	12.664	8.582	-32.23	27
2007(8)	12.703	12.664	-0.31	6
Principal LifeTime 2020
2009	8.667	10.847	25.15	69
2008	13.421	8.667	-35.42	34
2007(8)	13.422	13.421	-0.01	8
Principal LifeTime 2030
2009	8.429	10.610	25.87	8
2008	13.517	8.429	-37.64	5
2007(8)	13.500	13.517	0.13	1
Principal LifeTime 2040
2009	8.393	10.674	27.18	2
2008	13.838	8.393	-39.35	3
2007(8)	13.811	13.838	0.20	0
Principal LifeTime 2050
2009	8.324	10.627	27.67	9
2008	13.924	8.324	-40.22	0
2007(8)	13.888	13.924	0.26	0
Principal Strategic Income
2009	8.937	10.436	16.77	42
2008	11.971	8.937	-25.34	9
2007(8)	12.029	11.971	-0.48	0
Real Estate Securities
2009	18.675	23.634	26.55	752
2008	28.337	18.675	-34.10	940
2007	35.074	28.337	-19.21	1,162
2006	26.153	35.074	34.11	1,474
2005	22.994	26.153	13.74	1,489
2004	17.413	22.994	32.05	1,395
2003	12.769	17.413	36.37	1,001
2002	12.075	12.769	5.75	612
2001	11.312	12.075	6.75	158
2000	10.520	11.312	7.53	10

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Short-Term Bond
2009	8.868	9.595	8.20	740
2008	10.229	8.868	-31.31	914
2007	10.110	10.229	1.18	1,384
2006	9.861	10.110	2.53	1,383
2005	9.866	9.861	-0.05	1,612
2004	9.922	9.866	-0.56	1,613
2003(9)	10.000	9.922	-0.78	558
Short-Term Income
2009	9.980	10.771	7.93	165
2008(7)	10.000	9.980	-0.20	--
SmallCap Blend
2009	8.006	9.602	19.94	701
2008	12.891	8.006	-37.89	980
2007	12.920	12.891	-0.22	1,181
2006	11.677	12.920	10.64	1,288
2005	11.113	11.677	5.08	1,361
2004	9.448	11.113	17.62	1,249
2003	7.034	9.448	34.32	947
2002	9.860	7.034	-28.66	505
2001	9.795	9.860	0.66	218
2000	9.961	9.795	-1.67	8
SmallCap Growth II
2009	6.174	7.985	29.33	511
2008	10.688	6.174	-42.23	689
2007	10.371	10.688	3.06	787
2006	9.694	10.371	6.98	825
2005	9.257	9.694	4.72	851
2004	8.477	9.257	9.20	849
2003	5.929	8.477	42.98	741
2002	11.154	5.929	-46.84	517
2001	16.715	11.154	-33.27	291
2000	16.727	16.715	-0.07	22
SmallCap Value I
2009	14.892	16.988	14.07	595
2008	22.252	14.892	-33.08	771
2007	25.054	22.252	-11.18	950
2006	21.511	25.054	16.47	1,040
2005	20.629	21.511	4.28	1,086
2004	17.073	20.629	20.83	1,004
2003	11.548	17.073	47.84	776
2002	12.908	11.548	-10.54	571
2001	12.377	12.908	4.29	229
2000	11.303	12.377	9.50	3
SAM Balanced Portfolio
2009	7.443	9.049	21.58	1,067
2008	10.280	7.443	-27.60	927
2007(8)	10.189	10.280	0.89	26

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
SAM Conservative Balanced Portfolio
2009	8.124	9.662	18.93	351
2008	10.252	8.124	-20.76	370
2007(8)	10.174	10.252	0.77	33
SAM Conservative Growth Portfolio
2009	6.745	8.323	31.96	451
2008	10.281	6.745	-34.39	390
2007(8)	10.185	10.281	0.94	24
SAM Flexible Income Portfolio
2009	8.619	10.149	17.75	738
2008	10.189	8.619	-15.41	764
2007(8)	10.112	10.189	0.76	20
SAM Strategic Growth Portfolio
2009	6.307	7.891	25.11	242
2008	10.275	6.307	-38.62	129
2007(8)	10.179	10.275	0.94	6

(1) Commenced operations on May 19, 2001.
(2) Commenced operations on May 18, 2002.
(3) Commenced operations on April 28, 2006.
(4) Commenced operations on May 1, 2007.
(5) Commenced operations on November 24, 2000.
(6) Commenced operations on January 5, 2007.
(7) Commenced operations on November 24, 2008
(8) Commenced operations on November 19, 2007.
(9) Commenced operations on May 17, 2003.